FS Credit Income Fund

Unaudited Consolidated Schedule of Investments

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien(a)(b)(c)—21.7%
ACProducts, Inc., S+425, 0.5% Floor, 5/17/28	(d)	Building Materials	$4,041	$3,742	$3,488
AI Silk Holdco 2 Limited, E+1025, 1.0% Floor, 5/19/29	(d)(e)	Software	€1,610	1,688	1,717
American Greetings Corp., S+600, 1.0% Floor, 4/6/28	(d)	Consumer Products	$1,062	1,032	1,065
AP Core Holdings II, LLC, S+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	5,248	5,132	5,091
Arsenal AIC Parent LLC, S+450, 1.0% Floor, 7/26/30	(d)	Mining	825	817	825
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d)(e)	Software	4,653	4,548	4,574
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d)(e)(f)	Software	465	455	457
AVSC Holding Corp., S+450, 1.0% Floor, 10/15/26	(d)	Services	1,155	1,143	1,154
Bausch & Lomb, Inc., S+325, 0.5% Floor, 5/10/27	(d)	Healthcare-Services	4,584	4,361	4,490
Bausch Health Companies, Inc., S+525, 0.5% Floor, 2/1/27	(d)	Pharmaceuticals	4,481	3,616	3,671
Casper BidCo SAS, E+550, 7/31/26	(d)	Consumer, Cyclical	€1,505	1,591	1,663
Charlotte Buyer, Inc., S+525, 0.5% Floor, 2/11/28	(d)	Healthcare-Services	$1,791	1,684	1,761
Cinemark USA, Inc., S+375, 0.5% Floor, 5/24/30	(d)	Leisure Time	1,092	1,076	1,091
Coupa Holdings, LLC, S+750, 0.8% Floor, 2/27/30	(d)(e)	Technology	1,339	1,307	1,306
Coupa Holdings, LLC, S+750, 0.8% Floor, 2/27/30	(d)(e)(f)	Technology	120	118	117
Coupa Holdings, LLC, S+750, 0.8% Floor, 2/27/29	(d)(e)(f)	Technology	92	89	89
Covetrus, Inc., S+500, 0.5% Floor, 10/13/29	(d)	Pharmaceuticals	1,405	1,329	1,361
Crown Finance US, Inc., S+850, 1.0% Floor, 7/31/28	(d)	Consumer, Cyclical	2,318	2,319	2,326
DirecTV Financing LLC, S+500, 0.8% Floor, 8/2/27	(d)	Media Entertainment	809	783	805
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)	Finance	5,540	5,407	5,407
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)(f)	Finance	554	541	541
Discovery Purchaser Corp., S+438, 0.5% Floor, 10/4/29	(d)	Finance	1,924	1,785	1,882
East Valley Tourist Development Authority, S+750, 1.0% Floor, 11/23/26	(d)(e)	Media Entertainment	5,569	5,496	5,396
Endo Luxembourg Finance Co. I S.à r.l., P+600, 3/27/28	(d)	Pharmaceuticals	1,853	1,591	1,384
Endure Digital, Inc., L+350, 2/10/26	(d)(e)	Internet	983	865	909
Endure Digital, Inc., L+350, 2/10/26	(d)(e)(f)	Internet	77	77	71
Endure Digital, Inc., L+350, 0.8% Floor, 2/10/28	(d)	Internet	1,356	1,213	1,290
Garrett Motion Inc., S+450, 0.5% Floor, 4/30/28	(d)	Automotive	1,550	1,497	1,548
Gordian Medical, Inc., S+625, 0.8% Floor, 1/31/27	(d)	Healthcare-Services	785	774	562
GoTo Group, Inc., S+475, 8/31/27	(d)	Telecommunications	261	257	167
Hanger, Inc., S+625, 1.0% Floor, 10/3/28	(d)(e)	Healthcare-Services	183	181	181
Hanger, Inc., S+625, 1.0% Floor, 10/3/28	(d)(e)	Healthcare-Services	2,874	2,810	2,840
Hexion Holdings Corp., S+450, 0.5% Floor, 3/15/29	(d)	Chemicals	3,159	3,047	2,987
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(d)	Media Entertainment	4,338	4,227	3,846
Houghton Mifflin Harcourt Publishing Co., S+800, 1.0% Floor, 4/7/28	(d)(e)	Media Entertainment	400	385	386
Jack Ohio Finance LLC, S+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,285	1,281	1,247
Knitwell Borrower LLC, S+800, 1.0% Floor, 7/28/27	(d)	Retail	7,090	6,877	6,877
LBM Acquisition, LLC, S+375, 0.8% Floor, 12/17/27	(d)	Retail	2,864	2,598	2,784
LHS Borrower, LLC, S+475, 0.5% Floor, 2/16/29	(d)	Diversified Financial Services	1,981	1,737	1,768
Life Time Fitness Inc, S+475, 0.5% Floor, 1/15/26	(d)	Leisure Time	755	752	759
Lightstone Holdco, LLC, S+575, 1.0% Floor, 1/29/27	(d)	Electric	4,713	4,131	4,273
Medline Borrower, LP, S+325, 0.5% Floor, 10/23/28	(d)	Healthcare-Services	1,107	1,077	1,097
Mercury Financial Credit Card Master Trust, S+713, 9/30/23	(d)	Diversified Financial Services	415	415	402
Mercury Financial Credit Card Master Trust, S+713, 9/30/23	(d)(f)	Diversified Financial Services	4,867	4,867	4,721
NCL Corp. Ltd., S+200, 1/2/24	(d)	Leisure Time	520	487	512
NCL Corp. Ltd., S+200, 1/2/24	(d)(f)	Leisure Time	1,869	1,869	1,841
Neptune Bidco US Inc, S+500, 0.5% Floor, 4/11/29	(d)	Commercial Services	1,925	1,726	1,713
Neptune Bidco US Inc, S+475, 0.5% Floor, 4/11/29	(d)	Technology	1,790	1,549	1,571
Ontario Gaming GTA LP, S+425, 0.5% Floor, 8/1/30	(d)	Gaming	805	797	806
PMHC II, Inc., S+425, 4/23/29	(d)	Chemicals	4,029	3,760	3,740
Profrac Services, LLC, S+725, 1.0% Floor, 3/4/25	(d)	Oil & Gas	5,941	5,848	5,967

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
PT Intermediate Holdings III, LLC, S+650, 0.8% Floor, 11/1/28	(d)	Restaurants	$748	$735	$740
PT Intermediate Holdings III, LLC, S+650, 0.8% Floor, 11/1/28	(d)(f)	Restaurants	330	330	327
Quorum Health Corp., S+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	991	983	671
Riverbed Technology, Inc., S+450, 1.0% Floor, 7/1/28	(d)	Technology	212	536	128
Royal Caribbean Cruises Ltd., S+130, 4/5/24	(d)	Leisure Time	1,218	960	1,206
Royal Caribbean Cruises Ltd., S+130, 4/5/24	(d)(f)	Leisure Time	6,378	6,378	6,314
SCUR-Alpha 1503 GmbH, S+550, 0.5% Floor, 3/28/30	(d)	Services	3,292	2,970	3,089
Signal Parent, Inc, S+350, 0.8% Floor, 4/3/28	(d)	Services	792	592	648
Speed Midco 3 S.à.r.l., E+640, 4/26/29	(d)(e)	Services	€3,920	4,145	4,280
Spirit RR Holdings, Inc., S+650, 0.8% Floor, 9/13/28	(d)(e)	Computers	$2,069	2,020	2,022
Spirit RR Holdings, Inc., S+650, 0.8% Floor, 9/13/28	(d)(e)(f)	Computers	141	141	137
Springs Windows Fashions, LLC, S+400, 0.8% Floor, 10/6/28	(d)	Housewares	1,582	1,428	1,323
SVF II Finco Cayman L.P., 12/22/23	(d)(e)	Diversified Financial Services	3,646	3,648	3,540
Talen Energy Supply, LLC, S+450, 0.5% Floor, 5/17/30	(d)	Electric	396	385	396
Talen Energy Supply, LLC, S+450, 0.5% Floor, 5/17/30	(d)	Electric	489	475	489
Thryv, Inc., S+850, 1.0% Floor, 3/1/26	(d)	Advertising	2,229	2,206	2,225
Tibco Software, Inc., S+450, 0.5% Floor, 3/30/29	(d)	Software	1,527	1,430	1,465
Torrid LLC, S+550, 0.8% Floor, 6/14/28	(d)	Retail	2,133	2,118	1,807
US Radiology Specialists, Inc., S+525, 0.5% Floor, 12/15/27	(d)	Healthcare-Services	2,726	2,623	2,617
W.R. Grace Holdings LLC, L+375, 0.5% Floor, 9/22/28	(d)	Chemicals	1,449	1,435	1,449
Worldwide Express Operations, LLC, S+400, 0.8% Floor, 7/26/28	(d)	Transportation	588	552	566
Total Senior Secured Loans—First Lien				142,844	141,965

Unfunded Loan Commitments				(14,865)	(14,865)

Net Senior Secured Loans—First Lien				127,979	127,100

Senior Secured Loans—Second Lien—4.0%
Charlotte Buyer, Inc., S+825, 0.5% Floor, 8/11/28	(d)	Healthcare-Services	6,400	6,004	6,272
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	15,665	13,267	12,793
Magenta Buyer LLC, S+825, 0.8% Floor, 7/27/29	(d)	Computers	1,110	1,099	706
Neptune Bidco US, Inc., S+975, 0.8% Floor, 10/11/29	(d)(e)	Media Entertainment	1,073	1,043	1,028
Omni Intermediate Holdings, LLC, S+915, 1.0% Floor, 12/30/27	(d)(e)	Transportation	1,711	1,667	1,622
Quorum Health Corp., S+825, 1.0% Floor, 4/29/25	(d)(e)	Healthcare-Services	135	135	135
Verscend Holding Corp., S+700, 0.5% Floor, 4/2/29	(d)	Commercial Services	1,030	1,014	1,033
Total Senior Secured Loans—Second Lien				24,229	23,589

Senior Secured Bonds—15.3%
Academy Ltd., 6.0%, 11/15/27	(g)(h)	Retail	1,988	1,835	1,923
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(g)(i)	Advertising	2,091	1,780	1,821
Altice France SA, 5.1%, 1/15/29	(g)(i)	Telecommunications	573	461	400
Altice France SA, 5.1%, 7/15/29	(g)(i)	Telecommunications	366	291	257
Altice France SA, 5.5%, 1/15/28	(g)(i)	Telecommunications	451	378	331
Altice France SA, 5.5%, 10/15/29	(g)(i)	Telecommunications	2,176	1,649	1,547
Bausch Health Cos., Inc., 4.9%, 6/1/28	(g)(i)	Pharmaceuticals	696	415	423
Bausch Health Cos., Inc., 5.8%, 8/15/27	(g)(i)	Pharmaceuticals	472	357	304
Bausch Health Cos., Inc., 6.1%, 2/1/27	(g)(i)	Pharmaceuticals	2,983	2,239	1,962
Bausch Health Cos., Inc., 11.0%, 9/30/28	(g)(i)	Pharmaceuticals	500	400	370
Bausch Health Cos., Inc., 14.0%, 10/15/30	(g)(i)	Pharmaceuticals	125	209	80
Bishopsgate Asset Finance Ltd., 4.8%, 8/14/44	(i)	Diversified Financial Services	£197	172	176
Calderys Financing LLC, 11.3%, 6/1/28	(g)(i)	Miscellaneous Manufacturing	$1,493	1,493	1,537
Carnival Corp., 10.5%, 2/1/26	(g)(i)	Leisure Time	1,408	1,468	1,485

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.9%, 4/1/61	(i)	Media Entertainment	$485	$283	$295
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.4%, 12/1/61	(i)	Media Entertainment	381	244	257
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.4%, 5/1/47	(i)	Media Entertainment	705	549	577
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5%, 4/1/63	(i)	Media Entertainment	812	618	655
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.8%, 4/1/48	(i)	Media Entertainment	132	110	113
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5%, 10/23/45	(i)	Media Entertainment	1,747	1,642	1,632
CHS/Community Health Systems, Inc., 4.8%, 2/15/31	(g)(i)	Healthcare-Services	1,075	864	816
CHS/Community Health Systems, Inc., 5.3%, 5/15/30	(g)(i)	Healthcare-Services	1,357	1,073	1,086
Cloud Software Group, Inc., 9.0%, 9/30/29	(g)(h)(i)(j)	Software	5,155	4,382	4,624
Consolidated Communications, Inc., 5.0%, 10/1/28	(g)(i)	Telecommunications	227	167	168
Consolidated Communications, Inc., 6.5%, 10/1/28	(g)(i)	Telecommunications	736	569	575
Coronado Finance Pty. Ltd., 10.8%, 5/15/26	(g)(i)	Coal	482	483	503
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(g)(i)	Airlines	1,479	1,458	1,450
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.8%, 5/25/24	(g)	Telecommunications	2,531	2,531	2,301
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.9%, 8/15/27	(g)(h)	Media Entertainment	5,384	4,827	4,865
DISH DBS Corp., 5.3%, 12/1/26	(g)(h)(i)	Media Entertainment	4,473	3,772	3,672
Eagle Intermediate Global Holding BV / Eagle U.S. Finance LLC, 7.5%, 5/1/25	(g)	Textiles	1,339	1,295	892
Emerald Debt Merger Sub LLC, 6.6%, 12/15/30	(g)(i)	Building Materials	968	968	963
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(g)(i)(k)	Pharmaceuticals	3,440	3,352	2,507
Frontier Communications Holdings LLC, 5.0%, 5/1/28	(g)(i)	Telecommunications	107	95	91
Frontier Communications Holdings LLC, 6.0%, 1/15/30	(g)(i)	Telecommunications	215	172	156
Frontier Communications Holdings LLC, 6.8%, 5/1/29	(g)(i)	Telecommunications	520	431	402
Frontier Communications Holdings LLC, 8.6%, 3/15/31	(g)(i)	Telecommunications	1,551	1,501	1,486
Frontier Southwest, Inc., 8.5%, 11/15/31	(i)	Telecommunications	308	314	322
GrafTech Global Enterprises, Inc., 9.9%, 12/15/28	(g)(i)	Machinery-Diversified	2,123	2,070	2,159
IMA Industria Macchine Automatiche SpA, 3.8%, 1/15/28	(i)(l)	Hand/Machine Tools	€1,180	949	1,189
Jerrold Finco Plc, 4.9%, 1/15/26	(i)(l)	Diversified Financial Services	£831	939	938
Jerrold Finco Plc, 5.3%, 1/15/27	(i)(l)	Diversified Financial Services	1,890	2,307	2,034
Latam Airlines Group SA, 13.4%, 10/15/27	(g)(i)	Airlines	$1,142	1,212	1,246
Latam Airlines Group SA, 13.4%, 10/15/29	(g)(i)	Airlines	1,194	1,280	1,308
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(g)(i)	Media Entertainment	535	441	443
LCPR Senior Secured Financing DAC, 6.8%, 10/15/27	(g)(i)	Media Entertainment	544	506	509
Legacy LifePoint Health LLC, 4.4%, 2/15/27	(g)(i)(j)	Healthcare-Services	2,157	1,847	1,863
Lottomatica SpA, 7.1%, 6/1/28	(g)(i)	Media Entertainment	€1,080	1,171	1,222
Macy’s Retail Holdings LLC, 6.7%, 7/15/34	(g)(i)	Retail	$1,868	1,548	1,557
Neptune Bidco U.S., Inc., 9.3%, 4/15/29	(g)(i)	Commercial Services	1,973	1,791	1,817
NFP Corp., 4.9%, 8/15/28	(g)(i)	Diversified Financial Services	1,009	899	909
Olympus Water U.S. Holding Corp., 9.8%, 11/15/28	(g)(i)	Chemicals	3,834	3,816	3,714
Ontario Gaming GTA LP, 8.0%, 8/1/30	(g)(j)	Media Entertainment	646	646	653
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(g)(i)(k)	Pharmaceuticals	1,377	1,436	1,013
PEU Fin PLC, 7.3%, 7/1/28	(g)(i)	Retail	€1,073	1,183	1,184
QVC, Inc., 4.4%, 9/1/28	(i)	Retail	$808	599	460
QVC, Inc., 5.5%, 8/15/34	(i)	Retail	622	386	306
Seadrill Finance Ltd., 8.4%, 8/1/30	(g)(i)	Oil & Gas	1,859	1,859	1,899
Seadrill Finance Ltd., Series JUL, 8.4%, 8/1/30	(g)	Oil & Gas	284	286	290
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(g)(i)	Oil & Gas	4,537	4,492	4,556

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Shelf Drilling North Sea Holdings Ltd., 10.3%, 10/31/25	(g)(i)	Oil & Gas	$2,069	$2,059	$2,080
SLM Corp., 4.2%, 10/29/25	(i)	Diversified Financial Services	1,298	1,200	1,220
Solocal Group, 10.5%, 3/15/25 (E+7.0%)	(m)	Internet	€115	126	47
Solocal Group, Series 8Y, 10.5%, 3/15/25 (E+7.0%)	(m)	Internet	357	318	145
Talen Energy Supply LLC, 8.6%, 6/1/30	(g)(i)	Electric	$2,131	2,131	2,214
Tendam Brands SAU, 11.2%, 3/31/28	(i)(l)(m)	Retail	€550	615	616
Tenet Healthcare Corp., 6.1%, 6/15/30	(i)	Healthcare-Services	$923	923	898
Tenet Healthcare Corp., 6.3%, 2/1/27	(i)	Healthcare-Services	974	928	957
TransDigm, Inc., 6.3%, 3/15/26	(g)(h)	Aerospace/Defense	1,898	1,893	1,889
Venture Global Calcasieu Pass LLC, 3.9%, 11/1/33	(g)(i)	Pipelines	710	580	577
Venture Global Calcasieu Pass LLC, 4.1%, 8/15/31	(g)(i)	Pipelines	837	719	711
Vmed O2 U.K. Financing I PLC, 3.3%, 1/31/31	(i)(l)	Telecommunications	€2,364	2,650	2,197
Vmed O2 U.K. Financing I PLC, 4.5%, 7/15/31	(i)(l)	Telecommunications	£1,075	1,032	1,097
WR Grace Holdings LLC, 7.4%, 3/1/31	(g)(i)	Chemicals	$559	559	557
Total Senior Secured Bonds				92,243	89,498

Unsecured Bonds—42.3%
AHP Health Partners, Inc., 5.8%, 7/15/29	(g)(h)(i)	Healthcare-Services	4,217	3,816	3,676
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.5%, 3/15/29	(g)(i)	Food	492	422	429
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.9%, 2/15/30	(g)(i)	Food	330	309	303
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(g)(i)	Food	965	915	915
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28	(g)(i)	Food	596	558	581
Ally Financial, Inc., 8.0%, 11/1/31	(i)	Diversified Financial Services	662	674	703
Alteryx, Inc., 8.8%, 3/15/28	(g)(i)	Software	3,970	3,888	3,865
Antero Resources Corp., 5.4%, 3/1/30	(g)(h)(i)	Oil & Gas	1,462	1,421	1,364
Antero Resources Corp., 7.6%, 2/1/29	(g)(i)	Oil & Gas	270	283	277
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(g)(i)	Diversified Financial Services	1,207	1,202	1,092
Avient Corp., 7.1%, 8/1/30	(g)(i)	Chemicals	913	913	921
Ball Corp., 5.3%, 7/1/25	(i)	Packaging & Containers	1,365	1,352	1,354
Bank of America Corp., Series MTN, 1.8%, 2/4/25 (S+0.7%)	(i)(m)	Banks	8,164	7,966	7,998
Bank of Ireland Group Plc, 7.5% 5/19/25 (fixed, converts to FRN on 5/19/25)	(i)(l)(m)(n)	Banks	€1,665	1,671	1,820
Bath & Body Works, Inc., 6.9%, 11/1/35	(i)	Retail	$1,892	1,649	1,758
BAWAG Group AG, Series EMTN, 2.4%, 3/26/29 (fixed, converts to FRN on 3/26/24)	(i)(l)(m)	Banks	€300	304	313
BAWAG Group AG, 5.0% 5/14/25 (fixed, converts to FRN on 5/14/25)	(i)(l)(m)(n)	Banks	1,200	1,035	1,078
BellRing Brands, Inc., 7.0%, 3/15/30	(g)(h)(i)	Pharmaceuticals	$2,998	2,998	3,012
Berkeley Group Plc, 2.5%, 8/11/31	(i)(l)	Home Builders	£821	712	713
Blackstone Property Partners Europe Holdings S.à.r.l, Series EMTN, 1.6%, 4/20/30	(i)(l)	Real Estate	€2,369	1,904	1,946
Blackstone Property Partners Europe Holdings S.à.r.l, 3.6%, 10/29/29	(i)(l)	Real Estate	375	328	351
Bombardier, Inc., 6.0%, 2/15/28	(g)(i)	Aerospace/Defense	$1,105	1,084	1,040
Builders FirstSource, Inc., 6.4%, 6/15/32	(g)(i)	Building Materials	2,470	2,334	2,460
C&W Senior Financing DAC, 6.9%, 9/15/27	(g)(i)	Telecommunications	784	704	713
California Resources Corp., 7.1%, 2/1/26	(g)(h)(i)	Oil & Gas	2,354	2,400	2,374
Carnival Holdings Bermuda Ltd., 10.4%, 5/1/28	(g)(h)(i)	Leisure Time	1,877	1,887	2,050
Catalent Pharma Solutions, Inc., 3.1%, 2/15/29	(g)	Healthcare-Services	131	111	109
Catalent Pharma Solutions, Inc., 3.5%, 4/1/30	(g)(i)	Healthcare-Services	761	641	638
CCO Holdings LLC / CCO Holdings Capital Corp., 4.3%, 2/1/31	(g)(i)	Media Entertainment	1,142	901	940

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CCO Holdings LLC / CCO Holdings Capital Corp., 4.5%, 8/15/30	(g)(i)	Media Entertainment	$269	$217	$228
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(g)(i)	Media Entertainment	494	507	452
Chemours Co., 5.8%, 11/15/28	(g)(i)	Chemicals	2,961	2,692	2,719
Chesapeake Energy Corp., 5.9%, 2/1/29	(g)(h)	Oil & Gas	2,014	2,077	1,928
Cinemark USA, Inc., 5.3%, 7/15/28	(g)(h)	Entertainment	1,832	1,638	1,604
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class B, ABS, 8.1%, 10/15/30	(g)	Asset-Backed - Credit Card	253	253	249
Corporate Office Properties LP, 2.8%, 4/15/31	(i)	Real Estate Investment Trusts	133	104	102
CSC Holdings LLC, 4.5%, 11/15/31	(g)(i)	Media Entertainment	1,343	964	965
CSC Holdings LLC, 6.5%, 2/1/29	(g)(h)	Media Entertainment	2,622	2,460	2,230
CTP NV, Series EMTN, 1.5%, 9/27/31	(i)(l)	Real Estate	€962	626	780
DaVita, Inc., 4.6%, 6/1/30	(g)(h)	Healthcare-Services	$1,920	1,579	1,640
DT Midstream, Inc., 4.1%, 6/15/29	(g)(i)	Pipelines	625	586	555
DT Midstream, Inc., 4.4%, 6/15/31	(g)(i)	Pipelines	1,349	1,311	1,173
Earthstone Energy Holdings LLC, 8.0%, 4/15/27	(g)(i)	Oil & Gas	2,476	2,444	2,452
Earthstone Energy Holdings LLC, 9.9%, 7/15/31	(g)(i)	Oil & Gas	2,753	2,725	2,845
Elastic NV, 4.1%, 7/15/29	(g)(i)	Software	1,032	867	896
Energy Transfer LP, Series G, 7.1% 5/15/30 (fixed, converts to FRN on 5/15/30)	(i)(m)(n)	Pipelines	4,300	3,645	3,787
EnLink Midstream Partners LP, 5.1%, 4/1/45	(i)	Pipelines	1,642	1,200	1,308
EnLink Midstream Partners LP, 5.5%, 6/1/47	(i)	Pipelines	1,021	803	846
EnLink Midstream Partners LP, 5.6%, 4/1/44	(i)	Pipelines	636	504	524
EnLink Midstream Partners LP, Series C, 9.6% 8/31/23 (L+4.1%)	(i)(m)(n)	Pipelines	1,927	1,602	1,667
EPR Properties, 3.6%, 11/15/31	(h)	Real Estate Investment Trusts	3,780	2,832	2,955
EPR Properties, 4.5%, 6/1/27	(i)	Real Estate Investment Trusts	1,992	1,772	1,808
Erste Group Bank AG, 4.3% 10/15/27 (fixed, converts to FRN on 10/15/27)	(i)(l)(m)(n)	Banks	€1,000	802	872
First Quantum Minerals Ltd., 8.6%, 6/1/31	(g)(i)	Mining	$1,075	1,075	1,102
Ford Motor Co., 3.3%, 2/12/32	(h)	Auto Manufacturers	1,972	1,519	1,561
Ford Motor Co., 4.8%, 1/15/43	(i)	Auto Manufacturers	500	393	392
Ford Motor Co., 6.1%, 8/19/32	(i)	Auto Manufacturers	698	647	676
Ford Motor Credit Co. LLC, 3.6%, 6/17/31	(i)	Auto Manufacturers	803	653	664
Ford Motor Credit Co. LLC, 4.0%, 11/13/30	(i)	Auto Manufacturers	558	447	480
Ford Motor Credit Co. LLC, 4.1%, 8/4/25	(i)	Auto Manufacturers	413	397	394
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	230	207
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(i)	Auto Manufacturers	976	892	912
Ford Motor Credit Co. LLC, 5.1%, 6/16/25	(i)	Auto Manufacturers	1,258	1,224	1,226
Ford Motor Credit Co. LLC, 5.6%, 3/18/24	(i)	Auto Manufacturers	377	376	375
Ford Motor Credit Co. LLC, 7.4%, 11/4/27	(i)	Auto Manufacturers	975	975	1,002
Ford Motor Credit Co. LLC, 7.4%, 3/6/30	(i)	Auto Manufacturers	1,864	1,903	1,931
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,477	1,410	1,360
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,852	4,657
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(g)(h)	Miscellaneous Manufacturing	2,162	2,143	2,137
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.5%, 3/1/29	(g)(i)	Internet	602	522	518
Grifols SA, 3.9%, 10/15/28	(i)(l)	Pharmaceuticals	€3,484	3,182	3,310
HCA, Inc., 5.4%, 2/1/25	(i)	Healthcare-Services	$2,156	2,142	2,144
Hess Midstream Operations LP, 4.3%, 2/15/30	(g)(h)	Pipelines	1,848	1,684	1,623
Hess Midstream Operations LP, 5.1%, 6/15/28	(g)(i)	Pipelines	575	549	544
Hilton Grand Vacations Borrower Escrow LLC, 5.0%, 6/1/29	(g)(i)	Lodging	1,062	901	950
Howard Midstream Energy Partners LLC, 8.9%, 7/15/28	(g)(i)	Pipelines	973	973	996

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Intesa Sanpaolo SpA, 4.2%, 6/1/32 (fixed, converts to FRN on 6/1/31)	(g)(i)(m)	Banks	$813	$648	$627
Intesa Sanpaolo SpA, 5.0%, 6/26/24	(g)(i)	Banks	5,010	4,880	4,896
LBM Acquisition LLC, 6.3%, 1/15/29	(g)(i)	Retail	134	102	116
Life Time, Inc., 8.0%, 4/15/26	(g)(i)(j)	Leisure Time	1,614	1,608	1,615
Lithia Motors, Inc., 3.9%, 6/1/29	(g)(i)	Retail	756	655	652
Lloyds Banking Group Plc, 7.5% 6/27/24 (fixed, converts to FRN on 6/27/24)	(i)(m)(n)	Banks	2,661	2,533	2,596
Lloyds Banking Group Plc, 7.5% 9/27/25 (fixed, converts to FRN on 9/27/25)	(i)(m)(n)	Banks	275	263	261
Lloyds Banking Group Plc, 8.5% 9/27/27 (fixed, converts to FRN on 9/27/27)	(i)(m)(n)	Banks	£2,464	2,723	3,061
Lloyds Banking Group Plc, 8.5% 3/27/28 (fixed, converts to FRN on 3/27/28)	(i)(m)(n)	Banks	203	228	250
M&T Bank Corp., Series G, 5.0% 8/1/24 (fixed, converts to FRN on 8/1/24)	(i)(m)(n)	Banks	$194	155	170
Macy’s Retail Holdings LLC, 4.3%, 2/15/43	(i)	Retail	264	225	164
Macy’s Retail Holdings LLC, 4.5%, 12/15/34	(i)	Retail	1,920	1,290	1,402
Macy’s Retail Holdings LLC, 5.1%, 1/15/42	(i)	Retail	295	279	204
Macy’s Retail Holdings LLC, 6.1%, 3/15/32	(g)(i)	Retail	780	680	697
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(i)	Lodging	880	882	797
Matador Resources Co., 6.9%, 4/15/28	(g)(i)	Oil & Gas	1,361	1,348	1,354
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	247	234	226
Methanex Corp., 5.7%, 12/1/44	(i)	Chemicals	956	693	801
MGM Resorts International, 4.8%, 10/15/28	(i)	Lodging	1,440	1,349	1,331
MGM Resorts International, 5.8%, 6/15/25	(i)	Lodging	618	616	612
MGM Resorts International, 6.8%, 5/1/25	(i)	Lodging	956	962	961
Mineral Resources Ltd., 8.0%, 11/1/27	(g)(i)	Iron/Steel	382	381	384
Mineral Resources Ltd., 8.5%, 5/1/30	(g)(i)	Iron/Steel	2,061	2,065	2,085
MIWD Holdco II LLC / MIWD Finance Corp., 5.5%, 2/1/30	(g)(i)	Building Materials	2,210	1,839	1,870
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(g)(i)	Oil & Gas	1,006	948	941
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/27	(g)(i)	Oil & Gas	848	832	830
MPT Operating Partnership LP / MPT Finance Corp., 1.0%, 10/15/26	(i)	Real Estate Investment Trusts	€1,759	1,480	1,510
MPT Operating Partnership LP / MPT Finance Corp., 2.5%, 3/24/26	(i)	Real Estate Investment Trusts	£335	340	351
MPT Operating Partnership LP / MPT Finance Corp., 3.5%, 3/15/31	(i)	Real Estate Investment Trusts	$2,012	1,355	1,454
MPT Operating Partnership LP / MPT Finance Corp., 3.7%, 6/5/28	(i)	Real Estate Investment Trusts	£997	887	931
MPT Operating Partnership LP / MPT Finance Corp., 4.6%, 8/1/29	(i)	Real Estate Investment Trusts	$3,087	2,329	2,456
Mylan, Inc., 5.2%, 4/15/48	(i)	Pharmaceuticals	531	364	423
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28	(g)(i)	Diversified Financial Services	679	605	616
NatWest Group Plc, 5.1% 5/12/27 (fixed, converts to FRN on 5/12/27)	(i)(m)(n)	Banks	£1,750	1,666	1,911
NatWest Group Plc, 8.0% 8/10/25 (fixed, converts to FRN on 8/10/25)	(i)(m)(n)	Banks	$1,110	1,066	1,099
Newfold Digital Holdings Group, Inc., 6.0%, 2/15/29	(g)(i)	Internet	3,199	2,586	2,363
NFP Corp., 6.9%, 8/15/28	(g)(i)	Diversified Financial Services	574	490	509
Nokia Oyj, 6.6%, 5/15/39	(i)	Telecommunications	847	857	823
NOVA Chemicals Corp., 4.3%, 5/15/29	(g)(i)	Chemicals	2,437	2,062	2,028
NOVA Chemicals Corp., 5.3%, 6/1/27	(g)(i)	Chemicals	776	782	700
Novelis Sheet Ingot GmbH, 3.4%, 4/15/29	(i)(l)	Mining	€675	607	656
NRG Energy, Inc., 3.6%, 2/15/31	(g)(i)	Electric	$1,955	1,535	1,536
NRG Energy, Inc., 3.9%, 2/15/32	(g)(i)	Electric	1,330	1,062	1,030
NRG Energy, Inc., 5.3%, 6/15/29	(g)(i)	Electric	1,183	1,057	1,069

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
NRG Energy, Inc., 10.3% 3/15/28 (fixed, converts to FRN on 3/15/28)	(g)(i)(m)(n)	Electric	$5,317	$5,147	$5,158
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	140	155	147
Occidental Petroleum Corp., 6.6%, 3/15/46	(i)	Oil & Gas	790	812	838
Occidental Petroleum Corp., 8.0%, 6/15/39	(i)	Oil & Gas	632	756	721
OneMain Finance Corp., 4.0%, 9/15/30	(i)	Diversified Financial Services	99	99	78
OneMain Finance Corp., 5.4%, 11/15/29	(i)	Diversified Financial Services	745	619	646
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	667	640	633
Penn Entertainment, Inc., 4.1%, 7/1/29	(g)(i)	Entertainment	1,701	1,405	1,407
Petroleos Mexicanos, 6.6%, 6/15/35	(i)(j)	Oil & Gas	2,187	1,546	1,560
PetSmart, Inc. / PetSmart Finance Corp., 7.8%, 2/15/29	(g)(h)(i)	Retail	3,195	3,194	3,119
Plains All American Pipeline LP, Series B, 9.4% 8/31/23 (L+4.1%)	(i)(m)(n)	Pipelines	204	186	185
Playtika Holding Corp., 4.3%, 3/15/29	(g)(i)	Software	470	446	415
Post Holdings, Inc., 5.5%, 12/15/29	(g)(i)	Food	1,399	1,385	1,300
Precision Drilling Corp., 6.9%, 1/15/29	(g)(i)	Oil & Gas	1,726	1,582	1,629
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.6%, 9/1/29	(g)(i)	Entertainment	302	222	229
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.9%, 9/1/31	(g)(i)	Entertainment	1,027	737	759
Range Resources Corp., 4.8%, 2/15/30	(g)(i)	Oil & Gas	1,149	1,155	1,057
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.9%, 3/1/31	(g)(i)	Diversified Financial Services	739	576	608
Royal Caribbean Cruises Ltd., 9.3%, 1/15/29	(g)(h)	Leisure Time	1,885	1,910	2,009
Samsonite Finco S.à.r.l, 3.5%, 5/15/26	(i)(l)	Apparel	€1,083	995	1,145
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(g)(i)	Entertainment	$1,675	1,439	1,509
Sensata Technologies BV, 5.9%, 9/1/30	(g)(i)	Electronics	220	220	212
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	1,461	1,314	1,284
Signal Parent, Inc., 6.1%, 4/1/29	(g)(i)	Commercial Services	1,136	1,126	693
Sirius XM Radio, Inc., 3.9%, 9/1/31	(g)(i)	Media Entertainment	539	412	422
Sirius XM Radio, Inc., 5.5%, 7/1/29	(g)(i)	Media Entertainment	1,068	1,108	977
SLM Corp., 3.1%, 11/2/26	(i)	Diversified Financial Services	201	173	177
Spectrum Brands, Inc., 3.9%, 3/15/31	(g)(i)	Household Products/Wares	733	620	605
Spectrum Brands, Inc., 5.0%, 10/1/29	(g)(i)	Household Products/Wares	281	257	253
Spectrum Brands, Inc., 5.5%, 7/15/30	(g)(i)	Household Products/Wares	1,446	1,472	1,322
Sprint LLC, 7.1%, 6/15/24	(i)	Telecommunications	1,113	1,127	1,124
Sprint LLC, 7.9%, 9/15/23	(i)	Telecommunications	1,652	1,656	1,655
Standard Industries, Inc., 2.3%, 11/21/26	(i)(l)	Building Materials	€535	572	527
Station Casinos LLC, 4.6%, 12/1/31	(g)(h)	Lodging	$1,899	1,546	1,606
Sterling Entertainment Enterprises LLC, 10.3%, 1/15/25	(e)	Media Entertainment	813	801	810
TEGNA, Inc., 4.6%, 3/15/28	(i)	Media Entertainment	373	329	335
TEGNA, Inc., 5.0%, 9/15/29	(i)	Media Entertainment	1,225	1,074	1,093
Terex Corp., 5.0%, 5/15/29	(g)(i)	Machinery-Construction & Mining	1,073	992	999
Teva Pharmaceutical Finance Netherlands II BV, 4.4%, 5/9/30	(i)	Pharmaceuticals	€5,455	4,702	5,155
Teva Pharmaceutical Finance Netherlands II BV, 7.9%, 9/15/31	(i)	Pharmaceuticals	7,444	8,249	8,539
Thor Industries, Inc., 4.0%, 10/15/29	(g)(i)	Home Builders	$1,163	964	1,000
TI Automotive Finance Plc, 3.8%, 4/15/29	(i)(l)	Auto Parts & Equipment	€1,355	1,070	1,242
Tidewater, Inc., 10.4%, 7/3/28	(g)(i)	Oil & Gas	$2,200	2,178	2,233
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	946	910	898

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TUI Cruises GmbH, 6.5%, 5/15/26	(i)(l)	Leisure Time	€2,377	$2,618	$2,469
UniCredit SpA, 8.0% 6/3/24 (fixed, converts to FRN on 6/03/24)	(i)(l)(m)(n)	Banks	$2,603	2,545	2,577
Valvoline, Inc., 3.6%, 6/15/31	(g)(i)	Chemicals	651	532	537
Viatris, Inc., 4.0%, 6/22/50	(i)	Pharmaceuticals	1,818	1,124	1,230
Vibrantz Technologies, Inc., 9.0%, 2/15/30	(g)(i)	Chemicals	1,982	1,954	1,620
VICI Properties LP/VICI Note Co., Inc., 4.6%, 6/15/25	(g)(i)	Real Estate Investment Trusts	907	882	882
Victoria’s Secret & Co., 4.6%, 7/15/29	(g)(h)	Retail	5,175	4,347	3,889
Viking Cruises Ltd., 7.0%, 2/15/29	(g)(i)	Leisure Time	5,063	4,519	4,776
Vistra Corp., 7.0% 12/15/26 (fixed, converts to FRN on 12/15/26)	(g)(i)(m)(n)	Electric	1,812	1,650	1,614
Vistra Corp., 8.0% 10/15/26 (fixed, converts to FRN on 10/15/26)	(g)(i)(m)(n)	Electric	4,534	4,489	4,343
Wells Fargo & Co., Series BB, 3.9% 3/15/26 (fixed, converts to FRN on 3/15/26)	(i)(m)(n)	Banks	2,014	1,756	1,812
Western Midstream Operating LP, 4.1%, 2/1/30	(i)	Pipelines	670	663	610
Western Midstream Operating LP, 5.3%, 2/1/50	(i)	Pipelines	123	106	104
Western Midstream Operating LP, 5.5%, 4/1/44	(i)	Pipelines	392	335	343
Western Midstream Operating LP, 5.5%, 8/15/48	(i)	Pipelines	735	624	631
Wp/ap Telecom Holdings III BV, 5.5%, 1/15/30	(i)(l)	Telecommunications	€820	740	772
WR Grace Holdings LLC, 5.6%, 8/15/29	(g)(i)	Chemicals	$1,573	1,315	1,329
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.9%, 2/1/29	(g)(i)	Software	1,124	952	966
Total Unsecured Bonds				246,258	247,724

Collateralized Loan Obligation (CLO) / Structured Credit—27.9%
37 Capital CLO I Ltd., Series 2021-1A, Class D, ABS, L+3.5%, 9.1%, 10/15/34	(g)(m)	USD CLO	655	619	608
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, ABS, L+3.9%, 9.3%, 9/21/29	(g)(m)	USD CLO	425	422	420
Accunia European CLO II DAC, Series 2X, Class D, ABS, E+3.0%, 6.7%, 10/15/30	(l)(m)	EUR CLO	€670	660	718
Accunia European CLO III DAC, Series 3X, Class D, ABS, E+3.1%, 6.8%, 1/20/31	(l)(m)	EUR CLO	240	274	255
Alba 2007-1 PLC, Series 2007-1, Class C, CMO, SONIA+0.4%, 5.3%, 3/17/39	(l)(m)	GBP CLO	£534	579	630
Allegro CLO IV Ltd., Series 2016-1X, Class DR, ABS, S+4.1%, 9.4%, 1/15/30	(l)(m)	USD CLO	$470	461	461
Allegro CLO V Ltd., Series 2017-1A, Class BR, ABS, S+1.7%, 7.0%, 10/16/30	(g)(m)	USD CLO	250	242	243
Alme Loan Funding III DAC, Series 3X, Class DRRE, ABS, E+2.8%, 6.4%, 4/15/32	(l)(m)	EUR CLO	€450	440	471
Alme Loan Funding V DAC, Series 5A, Class DR, ABS, E+3.1%, 6.7%, 7/15/31	(g)(m)	EUR CLO	256	256	274
Alme Loan Funding V DAC, Series 5X, Class ER, ABS, E+5.4%, 9.1%, 7/15/31	(l)(m)	EUR CLO	220	214	229
Ammc CLO 20 Ltd., Series 2017-20A, Class E, ABS, S+6.1%, 11.4%, 4/17/29	(g)(m)	USD CLO	$75	75	75
Ammc CLO XIII Ltd., Series 2013-13A, Class B1LR, ABS, S+3.9%, 9.2%, 7/24/29	(g)(m)	USD CLO	540	514	531
Anchorage Capital CLO 20 Ltd., Series 2021-20A, Class D, ABS, S+3.9%, 9.2%, 1/20/35	(g)(m)	USD CLO	455	423	435
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class C, ABS, S+2.1%, 7.5%, 1/28/31	(g)(m)	USD CLO	855	819	842
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, S+2.9%, 8.2%, 1/28/31	(g)(m)	USD CLO	250	241	233
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, S+5.7%, 11.0%, 1/15/30	(g)(m)	USD CLO	255	250	250
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class DR2, ABS, S+3.9%, 9.2%, 10/27/34	(g)(m)	USD CLO	250	228	239

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class CR, ABS, E+2.4%, 6.1%, 4/15/34	(l)(m)	EUR CLO	€410	$375	$438
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, E+3.8%, 7.5%, 7/15/32	(l)(m)	EUR CLO	745	794	776
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(g)	USD CLO	$250	235	206
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(g)	USD CLO	295	295	258
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(g)	USD CLO	250	233	204
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(g)	USD CLO	250	250	219
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(g)	USD CLO	410	387	334
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(g)	USD CLO	570	547	468
Aqueduct European CLO DAC, Series 2019-4X, Class CR, ABS, E+2.0%, 5.7%, 7/15/32	(l)(m)	EUR CLO	€525	524	549
Arbour CLO VII DAC, Series 7A, Class B2E, ABS, E+1.8%, 5.3%, 3/15/33	(g)(m)	EUR CLO	250	238	268
Ares European CLO IX DAC, Series 9X, Class D, ABS, E+2.4%, 6.1%, 10/14/30	(l)(m)	EUR CLO	520	554	542
Ares European CLO IX DAC, Series 9X, Class E, ABS, E+4.4%, 8.1%, 10/14/30	(l)(m)	EUR CLO	290	321	285
Ares European CLO VI DAC, Series 2013-6X, Class ER, ABS, E+5.3%, 9.0%, 4/15/30	(l)(m)	EUR CLO	340	384	342
Ares XL CLO Ltd., Series 2016-40A, Class BRR, ABS, S+2.1%, 7.4%, 1/15/29	(g)(m)	USD CLO	$350	335	344
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, S+3.3%, 8.6%, 7/22/30	(g)(m)	USD CLO	250	245	234
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, S+2.9%, 8.2%, 10/15/30	(g)(m)	USD CLO	250	247	238
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, ABS, S+2.1%, 7.4%, 10/15/30	(g)(m)	USD CLO	250	246	245
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, S+3.3%, 8.6%, 7/15/30	(g)(m)	USD CLO	250	250	237
Armada Euro CLO III DAC, Series 3A, Class DR, ABS, E+3.3%, 7.0%, 7/15/31	(g)(m)	EUR CLO	€880	857	935
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, L+2.6%, 7.9%, 11/17/27	(g)(m)	USD CLO	$500	484	500
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, S+2.8%, 8.1%, 4/20/28	(g)(m)	USD CLO	250	239	248
Atrium IX, Series 9A, Class CR2, ABS, L+2.0%, 7.5%, 5/28/30	(g)(m)	USD CLO	1,560	1,465	1,536
Atrium XIII, Series 13A, Class C, ABS, S+2.1%, 7.4%, 11/21/30	(g)(m)	USD CLO	430	416	419
Atrium XIV LLC, Series 14A, Class D, ABS, S+3.2%, 8.5%, 8/23/30	(g)(m)	USD CLO	250	238	244
Aurium CLO IV DAC, Series 4X, Class D, ABS, E+2.3%, 6.0%, 1/16/31	(l)(m)	EUR CLO	€305	305	307
Avoca Capital CLO X Ltd., Series 10X, Class DRR, ABS, E+3.1%, 6.8%, 4/15/35	(l)(m)	EUR CLO	1,130	1,126	1,154
Avoca CLO XI DAC, Series 11X, Class DR, ABS, E+3.1%, 6.7%, 7/15/30	(l)(m)	EUR CLO	490	496	528
Avoca CLO XI DAC, Series 11X, Class ER, ABS, E+5.0%, 8.7%, 7/15/30	(l)(m)	EUR CLO	210	226	212
Avoca CLO XIII DAC, Series 13X, Class ERR, ABS, E+6.2%, 9.9%, 4/15/34	(l)(m)	EUR CLO	240	230	245
Avoca CLO XIX DAC, Series 19X, Class D, ABS, E+3.2%, 6.9%, 10/15/31	(l)(m)	EUR CLO	400	411	418
Avoca CLO XV DAC, Series 15X, Class ER, ABS, E+4.1%, 7.8%, 4/15/31	(l)(m)	EUR CLO	360	388	346

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, E+4.6%, 8.3%, 4/15/31	(l)(m)	EUR CLO	€195	$216	$196
Avoca CLO XXII DAC, Series 22A, Class D, ABS, E+2.9%, 6.6%, 4/15/35	(g)(m)	EUR CLO	360	320	371
Avoca CLO XXIII DAC, Series 23X, Class B1, ABS, E+1.5%, 5.2%, 4/15/34	(l)(m)	EUR CLO	455	437	480
Avoca CLO XXIV DAC, Series 24X, Class DR, ABS, E+3.0%, 6.7%, 7/15/34	(l)(m)	EUR CLO	165	163	167
Avoca CLO XXVI DAC, Series 26X, Class B1, ABS, E+1.8%, 5.4%, 4/15/35	(l)(m)	Other ABS	355	380	376
Bain Capital Euro CLO DAC, Series 2018-2X, Class D, ABS, E+3.2%, 6.9%, 1/20/32	(l)(m)	EUR CLO	370	359	374
Bain Capital Euro CLO DAC, Series 2021-2X, Class D, ABS, E+3.4%, 7.1%, 7/17/34	(l)(m)	EUR CLO	355	373	348
Barings Euro CLO DAC, Series 2018-1X, Class D, ABS, E+2.3%, 6.0%, 4/15/31	(l)(m)	EUR CLO	190	196	195
Barings Euro CLO DAC, Series 2019-1X, Class CR, ABS, E+3.0%, 6.6%, 10/15/34	(l)(m)	EUR CLO	245	251	257
Barings Euro CLO DAC, Series 2018-2X, Class D, ABS, E+3.2%, 6.9%, 10/15/31	(l)(m)	EUR CLO	920	1,080	956
Barings Euro CLO DAC, Series 2018-3A, Class DE, ABS, E+3.7%, 7.4%, 7/27/31	(g)(m)	EUR CLO	480	525	483
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, S+4.0%, 9.3%, 7/15/29	(g)(m)	USD CLO	$250	244	251
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, ABS, S+2.3%, 7.6%, 10/15/30	(g)(m)	USD CLO	400	385	388
Betony CLO 2 Ltd., Series 2018-1A, Class C, ABS, S+3.2%, 8.5%, 4/30/31	(g)(m)	USD CLO	250	233	235
Bilbao CLO I DAC, Series 1X, Class B, ABS, E+1.7%, 5.4%, 7/20/31	(l)(m)	EUR CLO	€515	526	546
Bilbao CLO I DAC, Series 1X, Class C, ABS, E+2.6%, 6.3%, 7/20/31	(l)(m)	EUR CLO	550	566	569
Bilbao CLO II DAC, Series 2X, Class A2AR, ABS, E+1.6%, 5.0%, 8/20/35	(l)(m)	EUR CLO	465	422	491
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, S+5.2%, 10.5%, 10/19/34	(g)(m)	USD CLO	$605	599	568
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, S+5.4%, 10.7%, 1/19/35	(g)(m)	USD CLO	885	876	848
Black Diamond CLO DAC, Series 2017-2X, Class CNE, ABS, E+2.0%, 5.7%, 1/20/32	(l)(m)	EUR CLO	€590	609	623
Black Diamond CLO Ltd., Series 2017-1A, Class C, ABS, S+4.2%, 9.6%, 4/24/29	(g)(m)	USD CLO	$590	581	587
BlackRock European CLO 1 DAC, Series 1X, Class DR, ABS, E+2.3%, 5.8%, 3/15/31	(l)(m)	EUR CLO	€300	298	307
BlackRock European CLO IV DAC, Series 4X, Class D, ABS, E+2.7%, 6.3%, 7/15/30	(l)(m)	EUR CLO	900	936	918
BlackRock European CLO X DAC, Series 10X, Class B1R, ABS, E+1.8%, 5.4%, 10/15/34	(l)(m)	EUR CLO	260	267	274
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class C, ABS, E+2.5%, 6.1%, 1/15/33	(l)(m)	EUR CLO	865	866	913
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class D, ABS, E+3.9%, 7.5%, 1/15/33	(l)(m)	EUR CLO	160	163	170
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class D, ABS, S+2.7%, 8.0%, 1/15/30	(g)(m)	USD CLO	$250	239	233
BNPP IP CLO Ltd., Series 2014-2A, Class DR, ABS, L+3.5%, 9.1%, 10/30/25	(g)(m)	USD CLO	36	34	36
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, E+4.8%, 8.3%, 12/12/32	(g)(m)	EUR CLO	€320	354	343
Bridgepoint CLO 2 DAC, Series 2X, Class C, ABS, E+2.0%, 5.7%, 4/15/35	(l)(m)	EUR CLO	300	293	312
Bridgepoint CLO 2 DAC, Series 2X, Class D, ABS, E+3.0%, 6.7%, 4/15/35	(l)(m)	EUR CLO	310	308	320

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bridgepoint CLO 3 DAC, Series 3X, Class D, ABS, E+3.4%, 7.1%, 1/15/36	(l)(m)	EUR CLO	€290	$292	$301
Buttermilk Park CLO Ltd., Series 2018-1A, Class C, ABS, S+2.4%, 7.7%, 10/15/31	(g)(m)	USD CLO	$250	240	245
BX Trust, Series 2019-OC11, Class E, 3.9%, 12/9/41	(g)(m)	Commercial MBS	1,010	835	816
BX Trust, Series 2021-ARIA, Class D, S+2.0%, 7.2%, 10/15/36	(g)(m)	Commercial MBS	765	729	733
BX Trust, Series 2021-ARIA, Class E, S+2.4%, 7.6%, 10/15/36	(g)(m)	Commercial MBS	345	322	325
BX Trust, Series 2021-ARIA, Class F, S+2.7%, 7.9%, 10/15/36	(g)(m)	Commercial MBS	630	582	584
BX Trust, Series 2018-BILT, Class E, S+2.7%, 7.9%, 5/15/30	(g)(m)	Commercial MBS	175	169	171
Cairn CLO IX DAC, Series 2018-9X, Class C, ABS, E+1.5%, 5.2%, 4/25/32	(l)(m)	EUR CLO	€415	395	432
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, E+6.4%, 9.6%, 1/31/30	(l)(m)	EUR CLO	440	486	461
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, E+4.2%, 7.8%, 7/15/32	(l)(m)	EUR CLO	625	682	642
Cairn CLO XIV DAC, Series 2021-14A, Class B1, ABS, E+1.7%, 5.4%, 10/29/34	(g)(m)	EUR CLO	250	241	265
Cairn CLO XIV DAC, Series 2021-14X, Class C, ABS, E+2.1%, 5.8%, 10/29/34	(l)(m)	EUR CLO	320	333	329
Cairn CLO XV DAC, Series 2022-15X, Class B1, ABS, E+1.8%, 5.4%, 4/15/36	(l)(m)	EUR CLO	410	359	432
Canyon Capital CLO Ltd., Series 2014-1A, Class BR, ABS, S+2.1%, 7.4%, 1/30/31	(g)(m)	USD CLO	$665	632	636
Canyon Capital CLO Ltd., Series 2016-2A, Class CR, ABS, S+2.5%, 7.8%, 10/15/31	(g)(m)	USD CLO	285	281	282
Capital Four CLO I DAC, Series 1X, Class C, ABS, E+2.6%, 6.2%, 1/15/33	(l)(m)	Other ABS	€440	475	470
Capital Four CLO II DAC, Series 2X, Class C, ABS, E+2.7%, 6.4%, 1/15/34	(l)(m)	EUR CLO	290	264	310
Capital Four CLO III DAC, Series 3X, Class B1, ABS, E+1.8%, 5.4%, 10/15/34	(l)(m)	EUR CLO	545	492	575
Carbone CLO Ltd., Series 2017-1A, Class B, ABS, S+2.1%, 7.4%, 1/20/31	(g)(m)	USD CLO	$545	513	530
Carlyle Euro CLO DAC, Series 2017-3X, Class C, ABS, E+2.5%, 6.2%, 1/15/31	(l)(m)	EUR CLO	€160	158	158
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, ABS, L+3.4%, 8.7%, 8/14/30	(g)(m)	USD CLO	$435	418	416
Carlyle Global Market Strategies Euro CLO DAC, Series 2016-2X, Class BRR, ABS, E+2.4%, 6.1%, 4/15/34	(l)(m)	EUR CLO	€525	565	536
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class C1RE, ABS, E+2.6%, 6.2%, 7/15/30	(l)(m)	EUR CLO	275	323	281
Carlyle Global Market Strategies Euro CLO DAC, Series 2020-1X, Class D, ABS, E+5.4%, 9.1%, 4/15/33	(l)(m)	EUR CLO	250	291	231
Carlyle U.S. CLO Ltd., Series 2017-5A, Class B, ABS, S+2.1%, 7.4%, 1/20/30	(g)(m)	USD CLO	$440	410	425
Carlyle U.S. CLO Ltd., Series 2017-4A, Class C, ABS, S+3.1%, 8.4%, 1/15/30	(g)(m)	Other ABS	250	234	232
Carmax Auto Owner Trust, Series 2022-4, Class D, ABS, 8.1%, 4/16/29		Asset-Backed - Automobile	660	656	681
CarVal CLO VC Ltd., Series 2021-2A, Class C, ABS, S+2.5%, 7.8%, 10/15/34	(g)(m)	USD CLO	355	334	346
Catalyst Healthcare Manchester Financing PLC, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£237	612	586
Catamaran CLO Ltd., Series 2014-1A, Class CR, ABS, S+3.7%, 9.0%, 4/22/30	(g)(m)	USD CLO	$250	244	234
CBAM Ltd., Series 2017-1A, Class C, ABS, S+2.7%, 8.0%, 7/20/30	(g)(m)	USD CLO	535	523	527
Cedar Funding VII CLO Ltd., Series 2018-7A, Class C, ABS, S+2.0%, 7.3%, 1/20/31	(g)(m)	USD CLO	395	387	384

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class D, ABS, S+2.8%, 8.1%, 1/20/31	(g)(m)	USD CLO	$250	$237	$238
CIFC European Funding CLO III DAC, Series 3X, Class D, ABS, E+3.6%, 7.3%, 1/15/34	(l)(m)	EUR CLO	€355	354	377
CIFC European Funding CLO IV DAC, Series 4X, Class D, ABS, E+3.1%, 6.8%, 8/18/35	(l)(m)	EUR CLO	280	246	289
CIFC European Funding CLO V DAC, Series 5X, Class D, ABS, E+3.2%, 6.8%, 11/23/34	(l)(m)	EUR CLO	520	471	536
CIFC Funding Ltd., Series 2017-2X, Class CR, ABS, S+2.1%, 7.4%, 4/20/30	(l)(m)	USD CLO	$250	232	243
CIFC Funding Ltd., Series 2015-4A, Class BR2, ABS, S+2.2%, 7.5%, 4/20/34	(g)(m)	USD CLO	270	263	263
CIFC Funding Ltd., Series 2013-4A, Class DRR, ABS, S+3.1%, 8.4%, 4/27/31	(g)(m)	USD CLO	605	568	573
CIFC Funding Ltd., Series 2018-2A, Class C, ABS, L+2.9%, 8.4%, 4/20/31	(g)(m)	USD CLO	325	303	318
Clover CLO LLC, Series 2021-2A, Class C, ABS, L+2.0%, 7.6%, 7/20/34	(g)(m)	USD CLO	625	610	607
Clover Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, S+4.0%, 9.3%, 10/15/29	(g)(m)	USD CLO	1,710	1,691	1,685
Contego CLO V DAC, Series 5X, Class D, ABS, E+2.7%, 6.3%, 1/15/31	(l)(m)	EUR CLO	€275	276	287
CVC Cordatus Loan Fund III DAC, Series 3X, Class DRR, ABS, E+2.6%, 5.9%, 8/15/32	(l)(m)	EUR CLO	850	837	870
CVC Cordatus Loan Fund VII DAC, Series 7X, Class DRR, ABS, E+2.9%, 6.4%, 9/15/31	(l)(m)	EUR CLO	285	261	293
CVC Cordatus Loan Fund X DAC, Series 10X, Class C, ABS, E+1.6%, 5.3%, 1/27/31	(l)(m)	EUR CLO	200	205	210
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, E+2.5%, 6.2%, 1/27/31	(l)(m)	EUR CLO	190	207	197
CVC Cordatus Loan Fund XVI DAC, Series 16X, Class D, ABS, E+4.2%, 7.7%, 6/17/32	(l)(m)	EUR CLO	165	166	179
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class CR, ABS, E+2.2%, 5.9%, 7/29/34	(l)(m)	EUR CLO	310	318	324
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, ABS, E+3.2%, 6.7%, 12/15/34	(l)(m)	EUR CLO	475	453	484
Dartry Park CLO DAC, Series 1X, Class BRR, ABS, E+2.3%, 6.0%, 1/28/34	(l)(m)	EUR CLO	355	337	377
Diamond CLO Ltd., Series 2019-1A, Class E, ABS, S+8.3%, 13.7%, 4/25/29	(g)(m)	USD CLO	$805	805	808
Dryden 41 Senior Loan Fund, Series 2015-41A, Class CR, ABS, S+2.0%, 7.3%, 4/15/31	(g)(m)	USD CLO	250	241	243
Dryden 59 Euro CLO DAC, Series 2017-59X, Class D1, ABS, E+2.4%, 5.7%, 5/15/32	(l)(m)	EUR CLO	€365	391	365
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, ABS, S+2.1%, 7.4%, 4/15/29	(g)(m)	USD CLO	$350	337	342
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, ABS, L+3.2%, 8.5%, 8/15/30	(g)(m)	Other ABS	435	420	421
Eaton Vance CLO Ltd., Series 2014-1RA, Class C, ABS, S+2.4%, 7.7%, 7/15/30	(g)(m)	USD CLO	325	318	319
Eaton Vance CLO Ltd., Series 2014-1RA, Class D, ABS, S+3.3%, 8.6%, 7/15/30	(g)(m)	USD CLO	250	237	237
Elevation CLO Ltd., Series 2018-3A, Class CR, ABS, L+2.5%, 8.1%, 1/25/35	(g)(m)	USD CLO	500	489	478
Elevation CLO Ltd., Series 2021-14A, Class D2, ABS, S+5.3%, 10.6%, 10/20/34	(g)(m)	USD CLO	630	622	571
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, S+3.6%, 8.9%, 10/15/29	(g)(m)	USD CLO	410	399	382
Ellington CLO II Ltd., Series 2017-2A, Class D, ABS, L+3.7%, 9.0%, 2/15/29	(g)(m)	USD CLO	500	487	470
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, S+5.8%, 11.1%, 4/15/29	(g)(m)	USD CLO	585	580	570
Erna Srl, Series 1, Class A, E+2.3%, 5.5%, 7/25/31	(l)(m)	Commercial MBS	€177	205	189

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Erna Srl, Series 1, Class B, E+3.6%, 6.9%, 7/25/31	(l)(m)	Commercial MBS	€489	$535	$518
Euro-Galaxy III CLO DAC, Series 2013-3X, Class DRRR, ABS, E+3.3%, 6.9%, 4/24/34	(l)(m)	EUR CLO	230	243	241
Euro-Galaxy V CLO DAC, Series 2016-5A, Class CRR, ABS, E+2.4%, 5.7%, 2/15/34	(g)(m)	EUR CLO	345	311	367
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class CR, ABS, E+2.4%, 6.1%, 7/25/35	(l)(m)	EUR CLO	895	883	948
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class DR, ABS, E+3.5%, 7.2%, 7/25/35	(l)(m)	EUR CLO	370	374	389
Fair Oaks Loan Funding I DAC, Series 1X, Class DR, ABS, E+3.4%, 7.1%, 4/15/34	(l)(m)	EUR CLO	385	379	405
Fair Oaks Loan Funding II DAC, Series 2X, Class DR, ABS, E+3.1%, 6.7%, 4/15/34	(l)(m)	EUR CLO	370	382	380
Fair Oaks Loan Funding III DAC, Series 3X, Class DR, ABS, E+3.0%, 6.7%, 10/15/34	(l)(m)	EUR CLO	945	934	959
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, CMO, S+1.8%, 6.9%, 11/25/41	(e)(g)(m)	USD CLO	$985	941	969
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class M2, CMO, S+2.1%, 7.1%, 12/25/33	(e)(g)(m)	USD CLO	645	616	638
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M2, CMO, S+2.1%, 7.2%, 10/25/33	(e)(g)(m)	USD CLO	1,285	1,242	1,279
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class M2, CMO, S+2.3%, 7.3%, 8/25/33	(e)(g)(m)	USD CLO	426	411	425
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M1B, CMO, S+2.4%, 7.5%, 2/25/42	(g)(m)	USD CLO	560	525	563
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA2, Class B1, CMO, S+2.6%, 7.7%, 2/25/50	(g)(m)	USD CLO	80	77	81
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B1, ABS, S+3.1%, 8.1%, 1/25/34	(e)(g)(m)	USD CLO	260	253	263
Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-HQA3, Class B1, CMO, S+3.1%, 8.2%, 9/25/49	(e)(g)(m)	USD CLO	755	750	785
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1B, ABS, S+3.3%, 8.3%, 4/25/43	(e)(g)(m)	USD CLO	270	270	279
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2, CMO, S+1.7%, 6.7%, 12/25/41	(g)(m)	USD CLO	184	167	181
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R02, Class 2M2, ABS, S+2.0%, 7.1%, 11/25/41	(g)(m)	USD CLO	275	266	272
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, ABS, S+2.7%, 7.8%, 7/25/43	(g)(m)	USD CLO	230	230	232
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, CMO, S+3.0%, 8.1%, 1/25/42	(g)(m)	USD CLO	1,460	1,419	1,471
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, ABS, S+3.0%, 8.1%, 4/25/42	(g)(m)	USD CLO	260	256	263
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, S+3.1%, 8.2%, 3/25/42	(g)(m)	USD CLO	435	420	444
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, ABS, S+3.1%, 8.2%, 6/25/43	(g)(m)	USD CLO	330	330	338

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, ABS, S+3.6%, 8.6%, 5/25/43	(g)(m)	USD CLO	$570	$570	$595
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, CMO, S+3.9%, 8.9%, 9/25/39	(g)(m)	USD CLO	367	367	378
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, ABS, S+3.9%, 9.0%, 7/25/43	(g)(m)	USD CLO	105	105	107
Fidelity Grand Harbour CLO DAC, Series 2021-1X, Class C, ABS, E+2.5%, 6.2%, 10/15/34	(l)(m)	EUR CLO	€375	383	397
First Eagle Clarendon Fund CLO LLC, Series 2014-1A, Class E, ABS, S+6.3%, 11.7%, 1/25/27	(g)(m)	USD CLO	$245	245	245
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 4.0%, 12/10/36	(e)(g)(m)	Commercial MBS	195	182	182
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class G, 4.0%, 12/10/36	(e)(g)(m)	Commercial MBS	570	526	530
Galaxy XIX CLO Ltd., Series 2015-19A, Class BRR, ABS, S+2.1%, 7.5%, 7/24/30	(g)(m)	USD CLO	520	494	503
Galaxy XXIV CLO Ltd., Series 2017-24X, Class D, ABS, S+2.7%, 8.0%, 1/15/31	(l)(m)	USD CLO	550	511	527
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, L+2.8%, 8.1%, 5/16/31	(g)(m)	USD CLO	1,290	1,217	1,237
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class B, ABS, S+1.9%, 7.2%, 7/15/31	(g)(m)	USD CLO	525	506	517
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, ABS, S+2.2%, 7.5%, 7/15/31	(g)(m)	USD CLO	250	242	243
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, ABS, L+3.1%, 8.7%, 1/21/28	(g)(m)	USD CLO	250	248	248
Gallatin CLO IX Ltd., Series 2018-1A, Class E, ABS, L+5.5%, 11.1%, 1/21/28	(g)(m)	USD CLO	1,160	1,140	1,155
GAM FRR2 H Co.	(e)(o)(p)	USD CLO	1	569	569
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK44, 0.0%, 9/27/51	(g)(o)(q)	Commercial MBS	43	36	37
GAM Re-REMIC Trust, Series 2021-FRR2, Class DK49, 0.0%, 9/27/51	(g)(o)(q)	Commercial MBS	34	27	27
GAM Re-REMIC Trust, Series 2021-FRR2, Class D730, 0.0%, 9/27/51	(g)(o)(q)	Commercial MBS	35	29	30
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK78, 0.0%, 9/27/51	(g)(o)(q)	Commercial MBS	29	19	17
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1C, 0.0%, 11/29/50	(g)(o)(q)	Commercial MBS	41	29	28
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1D, 0.0%, 11/29/50	(g)(o)(q)	Commercial MBS	60	41	40
GAM Re-REMIC Trust, Series 2021-FRR1, Class 2C, 0.0%, 11/29/50	(g)(o)(q)	Commercial MBS	44	30	28
GAM Re-REMIC Trust, Series 2021-FRR2, Class BK78, 2.4%, 9/27/51	(g)(m)(o)	Commercial MBS	46	37	33
Golub Capital Partners 48 LP, Series 2020-48A, Class D, ABS, S+4.1%, 9.4%, 4/17/33	(g)(m)	USD CLO	250	234	242
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class CR, ABS, S+2.4%, 7.7%, 4/20/35	(g)(m)	USD CLO	310	288	302
Great Wolf Trust, Series 2019-WOLF, Class E, S+2.8%, 8.1%, 12/15/36	(g)(m)	Commercial MBS	915	890	894
Halcyon Loan Advisors Funding Ltd., Series 2017-2A, Class B, ABS, S+2.4%, 7.7%, 1/17/30	(g)(m)	USD CLO	440	425	432
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D1R, ABS, S+3.4%, 8.7%, 7/25/27	(g)(m)	USD CLO	615	602	580
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D2R, ABS, S+3.4%, 8.7%, 7/25/27	(g)(m)	USD CLO	405	396	382
Halseypoint CLO II Ltd., Series 2020-2A, Class D, ABS, S+3.3%, 8.6%, 7/20/31	(g)(m)	USD CLO	680	639	666

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO XII DAC, Series 12X, Class DR, ABS, E+2.7%, 6.1%, 11/18/30	(l)(m)	EUR CLO	€595	$598	$615
Harvest CLO XIX DAC, Series 19X, Class D, ABS, E+2.6%, 6.2%, 4/14/31	(l)(m)	EUR CLO	660	685	673
Harvest CLO XV DAC, Series 15X, Class DR, ABS, E+2.8%, 6.1%, 11/22/30	(l)(m)	EUR CLO	320	318	329
Harvest CLO XX DAC, Series 20X, Class DR, ABS, E+3.1%, 6.8%, 10/20/31	(l)(m)	EUR CLO	335	336	350
Harvest CLO XXII DAC, Series 22X, Class CR, ABS, E+2.3%, 6.0%, 1/15/32	(l)(m)	EUR CLO	235	249	243
Harvest CLO XXIII DAC, Series 23A, Class CE, ABS, E+2.1%, 5.8%, 10/20/32	(g)(m)	EUR CLO	250	249	259
Harvest CLO XXVII DAC, Series 27X, Class D, ABS, E+3.4%, 7.1%, 7/15/34	(l)(m)	EUR CLO	285	273	291
Henley CLO I DAC, Series 1X, Class DR, ABS, E+3.0%, 6.7%, 7/25/34	(l)(m)	EUR CLO	425	408	437
Henley CLO III DAC, Series 3X, Class CR, ABS, E+2.3%, 6.0%, 12/25/35	(l)(m)	EUR CLO	400	413	420
Henley CLO VI DAC, Series 6X, Class D, ABS, E+3.2%, 6.9%, 6/10/34	(l)(m)	EUR CLO	485	489	489
Hertz Vehicle Financing III LP, Series 2021-2A, Class D, ABS, 4.3%, 12/27/27	(g)	USD CLO	$250	218	219
Highbridge Loan Management Ltd., Series 12A-18, Class B, ABS, S+2.1%, 7.4%, 7/18/31	(g)(m)	USD CLO	435	426	427
HPS Loan Management Ltd., Series 13A-18, Class C, ABS, S+2.4%, 7.7%, 10/15/30	(g)(m)	USD CLO	1,015	960	987
Hull Street CLO Ltd., Series 2014-1A, Class D, ABS, S+3.9%, 9.2%, 10/18/26	(g)(m)	USD CLO	74	73	73
JFIN CLO Ltd., Series 2015-2A, Class ER, ABS, S+6.4%, 11.7%, 10/17/26	(g)(m)	USD CLO	330	329	329
JFIN CLO Ltd., Series 2012-1A, Class DR, ABS, S+6.7%, 12.0%, 7/20/28	(g)(m)	USD CLO	700	693	705
JMP Credit Advisors ClO IV Ltd., Series 2017-1A, Class D, ABS, S+4.4%, 9.7%, 7/17/29	(g)(m)	USD CLO	610	599	607
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, CMO, 5.0%, 10/25/49	(g)(m)	USD CLO	405	360	368
Jubilee CLO DAC, Series 2021-25A, Class C1, ABS, E+2.3%, 5.9%, 10/15/35	(g)(m)	EUR CLO	€285	270	293
Jubilee CLO DAC, Series 2016-17X, Class CR, ABS, E+2.4%, 6.1%, 4/15/31	(l)(m)	EUR CLO	435	440	463
Jubilee CLO DAC, Series 2014-12X, Class DR, ABS, E+2.9%, 6.6%, 4/15/30	(l)(m)	EUR CLO	155	175	162
Jubilee CLO DAC, Series 2017-18X, Class D, ABS, E+3.1%, 6.8%, 1/15/30	(l)(m)	EUR CLO	200	225	214
Jubilee CLO DAC, Series 2021-25X, Class D, ABS, E+3.2%, 6.9%, 10/15/35	(l)(m)	EUR CLO	305	260	309
Jubilee CLO DAC, Series 2014-11X, Class DR, ABS, E+3.3%, 7.0%, 4/15/30	(l)(m)	EUR CLO	305	282	321
Jubilee CLO DAC, Series 2018-21X, Class DR, ABS, E+3.3%, 7.0%, 4/15/35	(l)(m)	EUR CLO	830	813	854
Jubilee CLO DAC, Series 2013-10X, Class DRR, ABS, E+3.6%, 7.2%, 7/15/34	(l)(m)	EUR CLO	175	183	180
KKR CLO 32 Ltd., Series 32A, Class C, ABS, S+2.7%, 8.0%, 1/15/32	(g)(m)	USD CLO	$250	247	246
KVK CLO Ltd., Series 2013-1A, Class ER, ABS, S+6.2%, 11.5%, 1/14/28	(g)(m)	USD CLO	500	497	501
LCM XX LP, Series 20A, Class DR, ABS, S+3.1%, 8.4%, 10/20/27	(g)(m)	USD CLO	250	242	249
LCM XXI LP, Series 21A, Class ER, ABS, S+6.0%, 11.3%, 4/20/28	(g)(m)	USD CLO	570	550	562
Lehman XS Trust, Series 2007-6, Class 3A2, ABS, 4.3%, 5/25/37		USD CLO	50	52	49

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Lehman XS Trust, Series 2007-6, Class 3A4, ABS, 4.3%, 5/25/37		USD CLO	$168	$172	$137
Lehman XS Trust, Series 2007-6, Class 3A31, ABS, 4.3%, 5/25/37		USD CLO	123	126	111
Lehman XS Trust, Series 2007-6, Class 3A32, ABS, L+0.5%, 4.3%, 5/25/37	(m)	USD CLO	141	127	127
Lehman XS Trust, Series 2007-14H, Class A22, CMO, S+0.9%, 6.2%, 7/25/47	(m)	USD CLO	226	227	210
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, ABS, S+2.3%, 7.6%, 1/25/30	(g)(m)	USD CLO	550	539	536
Long Point Park CLO Ltd., Series 2017-1A, Class C, ABS, S+2.7%, 8.0%, 1/17/30	(g)(m)	USD CLO	305	288	273
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, S+4.8%, 10.1%, 4/15/29	(g)(m)	USD CLO	520	513	521
LUX, Series 2023-LION, Class C, S+3.9%, 9.2%, 8/15/28	(e)(g)(m)	Commercial MBS	590	589	589
Madison Park Euro Funding IX DAC, Series 9X, Class DR, ABS, E+3.2%, 6.9%, 7/15/35	(l)(m)	EUR CLO	€315	265	320
Madison Park Euro Funding VI DAC, Series 6X, Class DR, ABS, E+2.9%, 6.6%, 10/15/30	(l)(m)	EUR CLO	280	282	293
Madison Park Euro Funding X DAC, Series 10X, Class C1, ABS, E+1.7%, 5.4%, 10/25/30	(l)(m)	EUR CLO	115	106	121
Madison Park Euro Funding XIII DAC, Series 13X, Class CR, ABS, E+2.4%, 6.0%, 1/15/32	(l)(m)	EUR CLO	355	344	380
Madison Park Euro Funding XIV DAC, Series 14A, Class C1R, ABS, E+2.4%, 6.1%, 7/15/32	(g)(m)	EUR CLO	345	319	365
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, S+3.5%, 8.9%, 7/23/29	(g)(m)	USD CLO	$430	422	429
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, ABS, S+3.2%, 8.5%, 10/21/30	(g)(m)	USD CLO	250	236	240
Madison Park Funding XX Ltd., Series 2016-20A, Class DR, ABS, S+3.3%, 8.6%, 7/27/30	(g)(m)	USD CLO	675	643	646
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR, ABS, S+2.3%, 7.6%, 1/15/33	(g)(m)	USD CLO	830	776	806
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, ABS, S+2.9%, 8.2%, 4/20/30	(g)(m)	USD CLO	250	236	238
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class D, ABS, S+3.0%, 8.3%, 7/15/30	(g)(m)	USD CLO	705	667	686
Madison Park Funding XXX Ltd., Series 2018-30A, Class C, ABS, S+2.0%, 7.3%, 4/15/29	(g)(m)	USD CLO	275	264	269
Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, ABS, S+2.4%, 7.8%, 1/23/31	(g)(m)	USD CLO	495	479	491
Man GLG Euro CLO I DAC, Series 1X, Class DRR, ABS, E+2.5%, 6.1%, 10/15/30	(l)(m)	EUR CLO	€315	351	314
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, E+3.3%, 7.0%, 10/15/30	(l)(m)	EUR CLO	635	705	660
Marathon CLO V Ltd., Series 2013-5A, Class CR, ABS, L+2.8%, 8.1%, 11/21/27	(g)(m)	USD CLO	$1,210	1,181	1,167
Marathon CLO VI Ltd., Series 2014-6A, Class CR2, ABS, L+3.5%, 8.8%, 5/13/28	(g)(m)	USD CLO	590	572	579
Marathon CLO X Ltd., Series 2017-10A, Class C, ABS, L+3.7%, 9.0%, 11/15/29	(g)(m)	USD CLO	1,030	1,003	884
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, S+5.2%, 10.6%, 10/17/34	(g)(m)	USD CLO	470	464	441
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, L+2.9%, 8.3%, 2/20/31	(g)(m)	USD CLO	250	237	224
Milltown Park CLO DAC, Series 1A, Class B, ABS, E+1.8%, 5.5%, 1/15/31	(g)(m)	EUR CLO	€260	259	276
Mitchells & Butlers Finance PLC, Series C1, 6.5%, 9/15/30	(i)(l)	Retail	£719	1,108	812
Mitchells & Butlers Finance PLC, Series C2, SONIA+2.0%, 7.1%, 9/15/34	(i)(l)(m)	Retail	972	1,149	1,020
Mitchells & Butlers Finance PLC, Series D1, SONIA+2.4%, 7.2%, 6/15/36	(i)(l)(m)	Retail	481	546	498

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
MKS CLO Ltd., Series 2017-2A, Class D, ABS, S+2.9%, 8.2%, 1/20/31	(g)(m)	USD CLO	$535	$517	$503
MKS CLO Ltd., Series 2017-1A, Class D, ABS, S+4.4%, 9.7%, 7/20/30	(g)(m)	USD CLO	665	633	648
Monroe Capital CLO Ltd., Series 2014-1X, Class E, ABS, S+5.7%, 11.0%, 10/22/26	(l)(m)	USD CLO	151	149	147
Monroe Capital MML CLO Ltd., Series 2017-1A, Class E, ABS, S+7.6%, 13.0%, 4/22/29	(g)(m)	USD CLO	525	524	500
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, ABS, L+6.9%, 12.5%, 4/15/30	(g)(m)	USD CLO	290	281	261
Mountain View CLO LLC, Series 2017-1A, Class D, ABS, L+3.6%, 9.2%, 10/16/29	(g)(m)	USD CLO	250	247	244
Newark BSL CLO 2 Ltd., Series 2017-1A, Class BR, ABS, S+2.0%, 7.4%, 7/25/30	(g)(m)	USD CLO	340	330	329
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class E, ABS, L+7.2%, 12.8%, 1/20/27	(g)(m)	USD CLO	293	293	292
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, E+2.5%, 6.2%, 1/20/32	(l)(m)	EUR CLO	€540	528	548
Oaktree CLO Ltd., Series 2020-1A, Class BR, ABS, S+1.9%, 7.2%, 7/15/34	(g)(m)	USD CLO	$295	284	289
Oaktree CLO Ltd., Series 2019-4A, Class CR, ABS, S+2.5%, 7.8%, 10/20/32	(g)(m)	USD CLO	650	597	642
OCP CLO Ltd., Series 2014-5A, Class BR, ABS, S+2.1%, 7.4%, 4/26/31	(g)(m)	USD CLO	385	366	373
OCP CLO Ltd., Series 2017-13A, Class CR, ABS, S+3.4%, 8.7%, 7/15/30	(g)(m)	USD CLO	450	418	433
OCP CLO Ltd., Series 2016-11A, Class CR, ABS, S+3.9%, 9.3%, 10/26/30	(g)(m)	USD CLO	440	420	438
OCP Euro CLO DAC, Series 2017-2X, Class D, ABS, E+2.8%, 6.4%, 1/15/32	(l)(m)	EUR CLO	€355	314	371
OCP Euro CLO DAC, Series 2022-5A, Class E, ABS, E+6.5%, 10.2%, 4/20/35	(g)(m)	EUR CLO	250	277	252
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class BR3, ABS, L+1.8%, 7.1%, 2/14/31	(g)(m)	USD CLO	$250	243	242
OFSI BSL VIII Ltd., Series 2017-1A, Class BR, ABS, S+1.8%, 7.1%, 8/16/29	(g)(m)	USD CLO	855	822	850
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, L+2.1%, 7.7%, 10/22/36	(g)(m)	USD CLO	250	246	246
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, S+3.6%, 9.0%, 10/22/30	(g)(m)	USD CLO	250	245	241
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, S+3.3%, 8.6%, 7/17/29	(g)(m)	USD CLO	250	242	252
OZLM XIV Ltd., Series 2015-14A, Class CRR, ABS, S+3.7%, 9.0%, 7/15/34	(g)(m)	USD CLO	465	421	436
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, L+3.6%, 8.9%, 5/16/30	(g)(m)	USD CLO	250	244	239
OZLM XVIII Ltd., Series 2018-18A, Class B, ABS, S+1.8%, 7.1%, 4/15/31	(g)(m)	USD CLO	250	241	246
OZLM XXII Ltd., Series 2018-22A, Class A2, ABS, S+1.8%, 7.1%, 1/17/31	(g)(m)	USD CLO	250	240	242
OZLM XXII Ltd., Series 2018-22A, Class C, ABS, S+2.9%, 8.2%, 1/17/31	(g)(m)	USD CLO	472	445	423
OZLM XXIV Ltd., Series 2019-24A, Class BR, ABS, S+2.6%, 7.9%, 7/20/32	(g)(m)	USD CLO	295	285	284
OZLM XXIV Ltd., Series 2019-24X, Class C1R, ABS, S+3.7%, 9.0%, 7/20/32	(l)(m)	USD CLO	430	394	402
Palmer Square Loan Funding Ltd., Series 2020-4A, Class E, ABS, L+8.6%, 14.0%, 11/25/28	(g)(m)	USD CLO	250	251	236
Parallel Ltd., Series 2017-1A, Class DR, ABS, S+3.4%, 8.7%, 7/20/29	(g)(m)	USD CLO	530	516	465
Parallel Ltd., Series 2015-1A, Class E, ABS, S+5.4%, 10.7%, 7/20/27	(g)(m)	USD CLO	755	743	730

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Park Avenue Institutional Advisers CLO Ltd., Series 2019-2A, Class A2R, ABS, S+2.0%, 7.3%, 10/15/34	(g)(m)	USD CLO	$565	$538	$555
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, E+2.4%, 6.1%, 4/20/35	(l)(m)	EUR CLO	€100	107	107
Penta CLO 5 DAC, Series 2018-5X, Class DR, ABS, E+3.7%, 7.4%, 4/20/35	(l)(m)	EUR CLO	525	521	560
Penta CLO 7 DAC, Series 2020-7X, Class B1, ABS, E+1.7%, 5.4%, 1/25/33	(l)(m)	EUR CLO	205	191	218
Penta CLO 7 DAC, Series 2020-7X, Class D, ABS, E+3.1%, 6.8%, 1/25/33	(l)(m)	EUR CLO	100	100	100
Penta CLO 8 DAC, Series 2020-8X, Class CR, ABS, E+2.2%, 5.8%, 1/15/34	(l)(m)	EUR CLO	240	245	253
Penta CLO 9 DAC, Series 2021-9A, Class D, ABS, E+3.1%, 6.8%, 7/25/36	(g)(m)	EUR CLO	335	281	345
Peterborough Progress Health PLC 5.6%, 10/2/42	(i)(l)	Healthcare-Services	£570	983	649
Polaris PLC, Series 2021-1, Class D, ABS, SONIA+1.7%, 6.6%, 12/23/58	(l)(m)	GBP CLO	100	123	123
Polaris PLC, Series 2021-1, Class E, ABS, SONIA+2.3%, 7.2%, 12/23/58	(l)(m)	GBP CLO	100	122	122
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., Class A2, L+0.4%, 5.9%, 3/22/37	(g)(m)	Diversified Financial Services	$430	345	308
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., Series A2, L+0.4%, 5.9%, 9/22/37	(g)(m)	Diversified Financial Services	269	223	207
Providus CLO I DAC, Series 1X, Class C1, ABS, E+1.6%, 4.9%, 5/14/31	(l)(m)	EUR CLO	€225	222	235
Providus CLO II DAC, Series 2X, Class CR, ABS, E+2.4%, 6.0%, 7/15/31	(l)(m)	EUR CLO	540	496	578
Providus CLO III DAC, Series 3X, Class B1RE, ABS, E+1.7%, 5.3%, 7/18/34	(l)(m)	EUR CLO	270	245	285
Providus CLO IV DAC, Series 4X, Class B1R, ABS, E+1.6%, 5.3%, 4/20/34	(l)(m)	EUR CLO	355	365	376
Providus CLO IV DAC, Series 4X, Class DR, ABS, E+3.3%, 7.0%, 4/20/34	(l)(m)	EUR CLO	420	413	427
Providus CLO V DAC, Series 5X, Class D, ABS, E+3.0%, 6.3%, 2/15/35	(l)(m)	EUR CLO	370	380	380
Providus CLO VI DAC, Series 6X, Class D, ABS, E+3.2%, 6.6%, 5/20/34	(l)(m)	EUR CLO	780	754	780
Regatta VIII Funding Ltd., Series 2017-1A, Class D, ABS, S+3.5%, 8.8%, 10/17/30	(g)(m)	USD CLO	$425	409	414
Rockford Tower Europe CLO DAC, Series 2018-1A, Class C, ABS, E+2.5%, 6.0%, 12/20/31	(g)(m)	EUR CLO	€360	389	386
RR 4 Ltd., Series 2018-4A, Class C, ABS, S+3.2%, 8.5%, 4/15/30	(g)(m)	USD CLO	$250	234	234
RRE 5 Loan Management DAC, Series 5X, Class A2R, ABS, E+1.8%, 5.4%, 1/15/37	(l)(m)	EUR CLO	€620	547	661
RRE 6 Loan Management DAC, Series 6X, Class A2E, ABS, E+1.4%, 5.1%, 4/15/35	(l)(m)	EUR CLO	505	440	523
RRE 7 Loan Management DAC, Series 7A, Class A2, ABS, E+1.6%, 5.3%, 1/15/36	(g)(m)	Other ABS	455	485	478
Santander Bank Auto Credit-Linked Notes, Series 2023-MTG1, Class M2, ABS, S+4.9%, 10.0%, 2/26/52	(g)(m)	USD CLO	$241	255	251
Saranac CLO I Ltd., Series 2013-1A, Class CR, ABS, L+2.9%, 8.5%, 7/26/29	(g)(m)	USD CLO	575	555	565
Sculptor CLO XXIX Ltd., Series 29A, Class D2, ABS, S+5.1%, 10.5%, 10/22/34	(g)(m)	USD CLO	350	308	314
Sculptor European CLO I DAC, Series 1X, Class BRR, ABS, E+1.6%, 5.3%, 4/18/34	(l)(m)	EUR CLO	€300	273	318
Sculptor European CLO I DAC, Series 1A, Class DRR, ABS, E+3.5%, 7.2%, 4/18/34	(g)(m)	EUR CLO	475	455	496
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, E+2.3%, 6.0%, 10/15/34	(l)(m)	EUR CLO	590	577	620

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Shackleton CLO Ltd., Series 2015-8X, Class DR, ABS, S+3.0%, 8.3%, 10/20/27	(l)(m)	USD CLO	$460	$441	$460
Shackleton CLO Ltd., Series 2021-16A, Class D2, ABS, S+5.2%, 10.5%, 10/20/34	(g)(m)	USD CLO	1,220	1,202	1,150
Shackleton CLO Ltd., Series 2015-8A, Class ER, ABS, S+5.6%, 10.9%, 10/20/27	(g)(m)	USD CLO	440	435	422
Smeralda SPV Srl 5.0%, 12/22/33	(e)	EUR CLO	€411	492	453
Smeralda SPV Srl 5.3%, 12/22/34	(e)	EUR CLO	2,280	2,558	2,599
Sound Point Clo XV Ltd., Series 2017-1A, Class CR, ABS, S+2.3%, 7.7%, 1/23/29	(g)(m)	USD CLO	$365	357	365
Sound Point Euro CLO I Funding DAC, Series 1X, Class DR, ABS, E+3.1%, 6.8%, 5/25/34	(l)(m)	EUR CLO	€215	207	221
Sound Point Euro CLO II Funding DAC, Series 2X, Class DR, ABS, E+3.3%, 6.9%, 1/26/36	(l)(m)	EUR CLO	605	590	631
Sound Point Euro CLO V Funding DAC, Series 5X, Class C1, ABS, E+2.3%, 6.0%, 7/25/35	(l)(m)	EUR CLO	210	188	222
Sound Point Euro CLO VII Funding DAC, Series 7A, Class D, ABS, E+3.2%, 6.9%, 1/25/35	(g)(m)	EUR CLO	555	544	566
Sound Point Euro CLO VII Funding DAC, Series 7X, Class DE, ABS, E+3.2%, 6.9%, 1/25/35	(l)(m)	EUR CLO	675	656	689
St. Paul’s CLO III-R DAC, Series 3RX, Class B1R, ABS, E+1.2%, 4.8%, 1/15/32	(l)(m)	EUR CLO	330	320	350
St. Paul’s CLO III-R DAC, Series 3RX, Class CR, ABS, E+1.6%, 5.3%, 1/15/32	(l)(m)	EUR CLO	425	439	436
St. Paul’s CLO III-R DAC, Series 3RX, Class DR, ABS, E+2.4%, 6.1%, 1/15/32	(l)(m)	EUR CLO	1,090	1,112	1,091
St. Paul’s CLO IV DAC, Series 4X, Class CRRE, ABS, E+2.7%, 6.4%, 4/25/30	(l)(m)	EUR CLO	360	351	365
St. Paul’s CLO IV DAC, Series 4X, Class CRRR, ABS, E+2.7%, 6.4%, 4/25/30	(l)(m)	EUR CLO	365	375	370
St. Paul’s CLO V DAC, Series 5X, Class DR, ABS, E+3.0%, 6.4%, 2/20/30	(l)(m)	EUR CLO	375	401	387
St. Paul’s CLO VI DAC, Series 6A, Class CRR, ABS, E+2.6%, 6.0%, 5/20/34	(g)(m)	EUR CLO	305	274	323
St. Paul’s CLO VI DAC, Series 6A, Class DRRE, ABS, E+3.3%, 6.7%, 5/20/34	(g)(m)	EUR CLO	520	493	530
St. Paul’s CLO VIII DAC, Series 8X, Class D, ABS, E+2.5%, 6.1%, 7/17/30	(l)(m)	EUR CLO	330	293	336
St. Paul’s CLO XI DAC, Series 11X, Class DR, ABS, E+3.1%, 6.7%, 1/17/32	(l)(m)	EUR CLO	340	334	349
St. Paul’s CLO XII DAC, Series 12X, Class D, ABS, E+3.2%, 6.9%, 4/15/33	(l)(m)	EUR CLO	865	838	872
Steele Creek CLO Ltd., Series 2017-1A, Class C, ABS, S+2.2%, 7.5%, 10/15/30	(g)(m)	USD CLO	$250	239	240
Steele Creek CLO Ltd., Series 2014-1RA, Class C, ABS, S+2.2%, 7.5%, 4/21/31	(g)(m)	USD CLO	250	225	240
Stratton Hawksmoor PLC, Series 2022-1A, Class E, ABS, SONIA+2.0%, 6.8%, 2/25/53	(g)(m)	GBP CLO	£250	303	303
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, S+2.8%, 8.1%, 4/16/31	(g)(m)	USD CLO	$250	248	234
TBW Mortgage-Backed Trust, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	50	39	42
TCI-Symphony CLO Ltd., Series 2017-1A, Class D, ABS, S+3.7%, 9.0%, 7/15/30	(g)(m)	USD CLO	400	384	386
Terwin Mortgage Trust, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(g)(m)	USD CLO	45	16	18
THL Credit Wind River CLO Ltd., Series 2017-4A, Class C, ABS, L+1.8%, 7.1%, 11/20/30	(g)(m)	USD CLO	305	293	290
Tikehau CLO II BV, Series 2X, Class DRR, ABS, E+3.4%, 6.9%, 9/7/35	(l)(m)	EUR CLO	€425	386	439
Tikehau CLO III DAC, Series 3X, Class C, ABS, E+1.9%, 5.3%, 12/1/30	(l)(m)	EUR CLO	165	177	175

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Tikehau CLO III DAC, Series 3X, Class D, ABS, E+2.7%, 6.2%, 12/1/30	(l)(m)	EUR CLO	€220	$235	$227
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, E+2.5%, 6.1%, 1/12/32	(l)(m)	EUR CLO	400	428	418
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, E+4.6%, 8.3%, 4/15/35	(g)(m)	EUR CLO	250	272	276
Tymon Park CLO DAC, Series 1X, Class CRR, ABS, E+3.2%, 6.8%, 7/21/34	(l)(m)	EUR CLO	340	304	352
Unique Pub Finance Co. PLC, Series A4, 5.7%, 6/30/27	(i)(l)	Real Estate	£945	1,417	1,217
Unique Pub Finance Co. PLC, Series N, 6.5%, 3/30/32	(i)(l)	Real Estate	1,036	1,405	1,335
Unique Pub Finance Co. PLC, Series M, 7.4%, 3/28/24	(i)(l)	Real Estate	96	136	123
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, S+5.2%, 10.6%, 10/20/34	(g)(m)	USD CLO	$630	624	585
Venture XVII CLO Ltd., Series 2014-17A, Class CRR, ABS, S+2.1%, 7.4%, 4/15/27	(g)(m)	USD CLO	160	156	157
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, S+3.1%, 8.4%, 4/15/27	(g)(m)	USD CLO	1,330	1,310	1,299
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, ABS, S+4.3%, 9.6%, 10/20/28	(g)(m)	USD CLO	530	523	503
Venture XXV CLO Ltd., Series 2016-25A, Class D2, ABS, S+4.5%, 9.8%, 4/20/29	(g)(m)	USD CLO	135	135	135
Vesey Park CLO DAC, Series 1X, Class B, ABS, E+2.3%, 5.6%, 11/16/32	(l)(m)	EUR CLO	€140	151	147
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, L+3.9%, 9.4%, 6/20/29	(g)(m)	USD CLO	$250	248	250
Voya CLO Ltd., Series 2019-1A, Class DR, ABS, S+3.1%, 8.4%, 4/15/31	(g)(m)	USD CLO	250	233	231
Voya Euro CLO I DAC, Series 1X, Class D, ABS, E+2.5%, 6.2%, 10/15/30	(l)(m)	EUR CLO	€475	466	486
Voya Euro CLO II DAC, Series 2X, Class DR, ABS, E+3.2%, 6.9%, 7/15/35	(l)(m)	EUR CLO	610	600	625
Voya Euro CLO IV DAC, Series 4X, Class DR, ABS, E+3.1%, 6.8%, 10/15/34	(l)(m)	EUR CLO	115	119	117
Webster Park CLO Ltd., Series 2015-1A, Class BR, ABS, S+2.1%, 7.4%, 7/20/30	(g)(m)	USD CLO	$320	297	311
Wellfleet CLO Ltd., Series 2017-2A, Class C, ABS, S+3.7%, 9.0%, 10/20/29	(g)(m)	USD CLO	395	375	370
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, S+5.6%, 10.9%, 4/17/27	(g)(m)	USD CLO	1,387	1,387	1,370
Wind River CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, S+5.4%, 10.7%, 10/15/34	(g)(m)	USD CLO	915	904	823
Z Capital Credit Partners CLO Ltd., Series 2019-1A, Class CR, ABS, S+3.2%, 8.5%, 7/16/31	(g)(m)	USD CLO	455	440	448
Zais CLO 14 Ltd., Series 2020-14A, Class DR, ABS, S+4.8%, 10.1%, 4/15/32	(g)(m)	USD CLO	475	475	465
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, S+4.8%, 10.1%, 10/15/28	(g)(m)	USD CLO	510	502	486
Total Collateralized Loan Obligation / Structured Credit				162,237	163,379

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—2.5%
Groupon, Inc., 1.1%, 3/15/26	(i)	Internet	$6,209	$4,778	$2,505
Liberty Interactive LLC, 4.0%, 11/15/29	(i)	Media Entertainment	3,707	3,022	891
Liberty Interactive LLC, 3.8%, 2/15/30	(i)	Media Entertainment	1,162	915	262
Liberty Latin America Ltd., 2.0%, 7/15/24	(i)	Media Entertainment	5,514	5,423	5,227
RingCentral, Inc., 0.0%, 3/1/25	(i)(q)	Software	6,115	5,615	5,656
Total Convertible Bonds				19,753	14,541

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—0.5%
City of Detroit, COPs, 4.8%, 6/15/49	(i)(k)(r)	$204	$154	$204
City of Detroit, COPs, 4.9%, 6/15/25	(i)(k)(r)	710	535	710
PRHTA Custodial Trust, Series N, 0.0%, 12/6/49		595	565	313
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/29	(k)(r)	440	300	165
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/42	(k)(r)	10	7	4
Puerto Rico Electric Power Authority, Series A, 5.1%, 7/1/42	(k)(r)	15	11	6
Puerto Rico Electric Power Authority, Series A, 6.8%, 7/1/36	(k)(r)	445	330	167
Puerto Rico Electric Power Authority, Series A, 7.0%, 7/1/43	(k)(r)	80	53	30
Puerto Rico Electric Power Authority, Series A-3, 10.0%, 7/1/19	(k)(r)	10	8	4
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/22	(k)(r)	55	35	20
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/27	(k)(r)	355	233	133
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/31	(k)(r)	120	78	45
Puerto Rico Electric Power Authority, Series B-3, 10.0%, 7/1/19	(k)(r)	10	8	4
Puerto Rico Electric Power Authority, Series BBB, 5.4%, 7/1/28	(k)(r)	1,690	1,269	634
Puerto Rico Electric Power Authority, Series C-1, 5.4%, 1/1/18	(k)(r)	30	23	11
Puerto Rico Electric Power Authority, Series C-2, 5.4%, 7/1/18	(k)(r)	20	16	7
Puerto Rico Electric Power Authority, Series C-3, 5.4%, 1/1/20	(k)(r)	5	4	2
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/25	(k)(r)	5	4	2
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/28	(k)(r)	25	20	9
Puerto Rico Electric Power Authority, Series DDD, 3.8%, 7/1/22	(k)(r)	5	3	2
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/19	(k)(r)	10	8	4
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/20	(k)(r)	110	72	41
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/21	(k)(r)	60	39	22
Puerto Rico Electric Power Authority, Series E-1, 10.0%, 1/1/21	(k)(r)	69	61	26
Puerto Rico Electric Power Authority, Series E-2, 10.0%, 7/1/21	(k)(r)	69	61	26
Puerto Rico Electric Power Authority, Series E-3, 10.0%, 1/1/22	(k)(r)	18	16	7
Puerto Rico Electric Power Authority, Series E-4, 10.0%, 7/1/22	(k)(r)	18	16	7
Puerto Rico Electric Power Authority, Series EEE, 6.0%, 7/1/30	(k)(r)	25	16	9
Puerto Rico Electric Power Authority, Series EEE, 6.3%, 7/1/40	(k)(r)	5	3	2
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(k)(r)	30	21	11
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(k)(r)	5	4	2
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(k)(r)	5	3	2

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(k)(r)	$25	$22	$9
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(k)(r)	20	16	7
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(k)(r)	80	68	30
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(k)(r)	35	27	13
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/17	(k)(m)(r)	15	10	5
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/18	(k)(m)(r)	15	10	6
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/20	(k)(m)	110	78	41
Puerto Rico Electric Power Authority, Series UU, 4.2%, 7/1/25 (L+0.7%)	(k)(m)(r)	25	18	9
Puerto Rico Electric Power Authority, Series UU, 4.4%, 7/1/31 (L+0.7%)	(k)(m)(r)	110	80	41
Puerto Rico Electric Power Authority, Series VV, 5.5%, 7/1/20	(k)(r)	15	12	6
Puerto Rico Electric Power Authority, Series WW, 5.3%, 7/1/33	(k)(r)	380	304	142
Puerto Rico Electric Power Authority, Series WW, 5.5%, 7/1/21	(k)(r)	80	67	30
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/35	(k)(r)	15	10	6
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/40	(k)(r)	75	47	28
Puerto Rico Electric Power Authority, Series YY, 6.1%, 7/1/40	(k)(r)	195	122	73
Puerto Rico Electric Power Authority, Series ZZ, 5.0%, 7/1/17	(k)(r)	15	11	6
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/19	(k)(r)	10	6	4
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/24	(k)(r)	5	4	2
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(k)(r)	5	4	2
Total Municipal Bonds			4,892	3,091

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—0.9%
Argentina Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	€1,895	$1,031	$636
Argentina Government International Bond, 0.8%, 7/9/30	(i)	Sovereign	$591	202	205
Argentina Government International Bond, 2.5%, 7/9/46	(i)	Sovereign	€81	36	25
Argentina Government International Bond, 3.6%, 7/9/35	(i)	Sovereign	$1,096	359	343
Argentina Government International Bond, 3.6%, 7/9/46	(i)	Sovereign	704	339	221
Petroleos Mexicanos, 6.7%, 2/16/32	(i)	Oil & Gas	1,831	1,482	1,412
Petroleos Mexicanos, 6.8%, 1/23/30	(i)	Oil & Gas	2,155	1,806	1,729
Provincia de Buenos Aires/Government Bond, 4.5%, 9/1/37	(i)(l)	Provincial	583	236	181
Provincia de Buenos Aires/Government Bond, 5.3%, 9/1/37	(i)(l)	Provincial	512	242	200
Total Emerging Markets Debt				5,733	4,952

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Preferred Equity—0.3%
Midwest Veterinary Partners LLC, 12.0%	(e)(s)	Healthcare-Services	1,765	$1,730	$1,580
Verscend Intermediate Holding Corp., 12.3%	(e)	Software	200	194	199
Total Preferred Equity				1,924	1,779

Common Equity—0.5%
ATD New Holdings, Inc.	(r)	Distribution/Wholesale	1,964	36	85
Endo International PLC, Rights		Pharmaceuticals	4,370	—	46
Quorum Health Corp.	(e)(r)	Healthcare-Services	48,950	492	76
Quorum Litigation Trust, Initial Funding	(e)(r)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(e)(r)	Healthcare-Services	2,399	2	2
Seadrill Ltd.	(r)	Oil & Gas	6,624	134	324
Solocal Group	(r)	Internet	492,144	1,566	66
Superior Energy Equity New 144A	(g)(r)	Oil & Gas	1,228	—	85
Superior Energy Equity New Sec 1145	(r)	Oil & Gas	26,438	333	1,823
UTEX Industries Inc.	(r)	Miscellaneous Manufacturing	8,041	240	533
UTEX Industries Inc., Warrants, 12/3/25, Strike $114.76	(e)(r)	Miscellaneous Manufacturing	2,245	2	16
Total Common Equity				2,805	3,056

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—1.9%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class	(t)	5.19%	10,952,000	10,952	10,952
Total Short-Term Investments				10,952	10,952
TOTAL INVESTMENTS—117.8%				$699,005	689,661
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.8)%(u)					(103,877)
NET ASSETS—100.0%					$585,784

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Reverse Repurchase Agreements—(7.9)%

Security Description	Principal Value(b)	Principal Value Including Accrued Interest
BNP Paribas 4.6%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by Station Casinos LLC, 4.6% due 12/1/31 (fair value $1,633))	$(1,414)	$(1,417)
BNP Paribas 5.3%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by DISH DBS Corp., 5.3% due 12/1/26 (fair value $2,397))	(1,903)	(1,907)
BNP Paribas 5.8%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by AHP Health Partners, Inc., 5.8% due 7/15/29 (fair value $2,092))	(1,739)	(1,743)
BNP Paribas 5.9%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.9% due 8/15/27 (fair value $4,865))	(4,278)	(4,288)
BNP Paribas 5.9%, agreement dated 6/30/23, to be repurchased on 10/2/23 (collateralized by Chesapeake Energy Corp., 5.9% due 2/1/29 (fair value $1,928), DaVita, Inc., 4.6% due 6/1/30 (fair value $1,640)), Ford Motor Co., 3.3% due 2/12/32 (fair value $1,561), PetSmart, Inc. / PetSmart Finance Corp., 7.8% due 2/15/29 (fair value $1,646), Victoria’s Secret & Co., 4.6% due 7/15/29 (fair value $3,889))	(7,836)	(7,877)
BNP Paribas 5.9%, agreement dated 6/30/23, to be repurchased on 10/2/23 (collateralized by Ford Motor Co., 3.3% due 2/12/32 (fair value $1,802))	(1,376)	(1,383)
BNP Paribas 6.0%, agreement dated 6/27/23, to be repurchased on 9/27/23 (collateralized by BellRing Brands, Inc., 7.0% due 3/15/30 (fair value $3,952))	(1,678)	(1,688)
BNP Paribas 6.5%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by CSC Holdings LLC, 6.5% due 2/1/29 (fair value $2,230))	(1,820)	(1,825)
BNP Paribas 7.1%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by California Resources Corp., 7.1% due 2/1/26 (fair value $1,759))	(1,688)	(1,693)
BNP Paribas 9.0%, agreement dated 7/17/23, to be repurchased on 10/17/23 (collateralized by Cloud Software Group, Inc., 9.0% due 9/30/29 (fair value $731))	(1,495)	(1,501)
BNP Paribas 9.3%, agreement dated 6/30/23, to be repurchased on 10/17/23 (collateralized by Royal Caribbean Cruises Ltd., 9.3% due 1/15/29 (fair value $2,009))	(1,729)	(1,736)
Royal Bank of Canada 5.9%, agreement dated 5/23/23, to be repurchased on 8/23/23 (collateralized by Academy Ltd., 6.0% due 11/15/27 (fair value $1,923))	(1,563)	(1,581)
Royal Bank of Canada 6.1%, agreement dated 6/2/23, to be repurchased on 9/1/23 (collateralized by Antero Resources Corp., 5.4% due 3/1/30 (fair value $1,112), and Carnival Holdings Bermuda Ltd., 10.4% due 5/1/28 (fair value $1,280)	(1,920)	(1,940)
Royal Bank of Canada 6.2%, agreement dated 7/18/23, to be repurchased on 10/17/23 (collateralized by Cinemark USA, Inc., 5.3% due 7/15/28 (fair value $1,604), EPR Properties, 3.6% due 11/15/31 (fair value $2,955)), Gates Global LLC / Gates Corp., 6.3% due 1/15/26 (fair value $2,137), Hess Midstream Operations LP, 4.3% due 2/15/30 (fair value $1,623), TransDigm, Inc., 6.3% due 3/15/26 (fair value $1,889))	(8,307)	(8,271)
Total Reverse Repurchase Agreements	$(38,746)	$(38,850)

Investments Sold Short—(1.6)%

Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(1.6)%
U.K. Gilt, 1.3%, 7/22/27	Sovereign	$(12)	$2	$(14)
U.S. Treasury Bond, 2.3%, 2/15/52	Sovereign	(66)	(40)	(46)
U.S. Treasury Bond, 2.9%, 5/15/52	Sovereign	(90)	(70)	(73)
U.S. Treasury Bond, 3.6%, 2/15/53	Sovereign	(820)	(778)	(763)
U.S. Treasury Note, 3.5%, 4/30/28	Sovereign	(5,956)	(6,006)	(5,774)
U.S. Treasury Note, 3.5%, 2/15/33	Sovereign	(44)	(44)	(42)
U.S. Treasury Note, 4.1%, 11/15/32	Sovereign	(2,822)	(2,888)	(2,853)
Total Government Bonds Sold Short			(9,824)	(9,565)
Total Investments Sold Short			$(9,824)	$(9,565)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Parbias SA	12/20/23	USD	497	EUR	456	$—	$8
BNP Parbias SA	12/20/23	USD	1,127	EUR	1,035	—	19
JPMorgan Chase Bank, N.A.	12/20/23	EUR	9,408	USD	10,396	22	—
JPMorgan Chase Bank, N.A.	12/20/23	EUR	300	USD	326	6	—

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	12/20/23	EUR	130	USD	141	$3	$—
JPMorgan Chase Bank, N.A.	12/20/23	USD	1,137	EUR	1,045	—	20
JPMorgan Chase Bank, N.A.	12/20/23	USD	992	EUR	912	—	18
JPMorgan Chase Bank, N.A.	12/20/23	USD	1,319	EUR	1,183	9	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	72	GBP	57	—	1
State Street Bank and Trust Company	12/20/23	USD	3,453	EUR	3,078	44	—
State Street Bank and Trust Company	12/20/23	USD	11,271	EUR	7,413	—	155
State Street Bank and Trust Company	12/20/23	USD	7,219	EUR	6,651	—	146
State Street Bank and Trust Company	12/20/23	USD	891	EUR	821	—	18
State Street Bank and Trust Company	12/20/23	USD	2,322	EUR	2,139	—	47
State Street Bank and Trust Company	12/20/23	USD	735	GBP	577	—	6
State Street Bank and Trust Company	12/20/23	USD	322	GBP	252	—	1
State Street Bank and Trust Company	12/20/23	USD	1,697	GBP	1,337	—	19
State Street Bank and Trust Company	12/20/23	USD	133	GBP	106	—	3
State Street Bank and Trust Company	12/20/23	USD	409	GBP	318	1	—
Total Forward Foreign Currency Exchange Contracts						$85	$461

Interest Rate Swaps (Centrally Cleared)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3.29%	SOFR	USD 338	11/25/30	Annually	$8	$8	$—
Goldman Sachs International	2.93%	SOFR	USD 15	9/28/30	Annually	1	1	—
Goldman Sachs International	2.93%	SOFR	USD 24	9/28/30	Quarterly	1	1	—
Goldman Sachs International	2.94%	SOFR	USD 20	9/28/28	Annually	1	1	—
Goldman Sachs International	2.94%	SOFR	USD 33	9/28/28	Annually	1	1	—
Goldman Sachs International	2.99%	SOFR	USD 18	9/20/33	Quarterly	1	1	—
Goldman Sachs International	2.99%	SOFR	USD 11	9/28/33	Annually	1	1	—
Goldman Sachs International	3.02%	SOFR	USD 224	11/2/30	Quarterly	9	9	—
Goldman Sachs International	3.09%	SOFR	USD 255	7/18/33	Annually	13	13	—
Goldman Sachs International	3.18%	SOFR	USD 25	9/15/33	Annually	1	1	—
Goldman Sachs International	3.18%	SOFR	USD 112	9/15/33	Annually	5	5	—
Goldman Sachs International	3.20%	SOFR	USD 10	9/15/30	Annually	0	0	—
Goldman Sachs International	3.20%	SOFR	USD 71	9/15/30	Annually	2	2	—
Goldman Sachs International	3.27%	SOFR	USD 15	9/15/28	Annually	0	0	—
Goldman Sachs International	3.27%	SOFR	USD 97	9/15/28	Annually	3	3	—
Goldman Sachs International	4.00%	SOFR	USD 67	7/27/27	Annually	0	0	—
Goldman Sachs International	4.13%	SONIA	GBP 4,799	2/17/25	Annually	123	123	—
Goldman Sachs International	2.53%	12 Month SOFR	USD 88	10/18/29	Monthly	8	8	—
Goldman Sachs International	2.53%	SOFR	USD 26	10/18/29	Monthly	2	2	—
Goldman Sachs International	2.54%	12 Month SOFR	USD 37	10/18/27	Monthly	3	3	—

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	2.54%	SOFR	USD 122	10/18/27	Monthly	$9	$9	$—
Goldman Sachs International	3.16%	SOFR	USD 50	11/3/30	Annually	2	2	—
Goldman Sachs International	3.64%	SOFR	USD 70	10/17/25	Annually	2	2	—
Goldman Sachs International	4.04%	SOFR	USD 489	10/28/26	Annually	6	6	—
JPMorgan Chase Bank, N.A.	0.57%	ESTRON	EUR 3,812	4/13/24	Monthly	118	118	—
JPMorgan Chase Bank, N.A.	1.01%	ESTRON	EUR 1,582	4/13/27	Monthly	126	126	—
JPMorgan Chase Bank, N.A.	3.89%	SONIA	GBP 1,761	12/21/27	Annually	85	85	—
Total Interest Rate Swaps (Centrally Cleared)						$531	$531	$—

Cross-Currency Swaps (Over-The-Counter)
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2525%)	SOFR	EUR 9,601	USD 10,519	6/26/26	Quarterly	$66	$66	$—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.215%)	SOFR	EUR 4,000	USD 4,358	4/11/26	Annually	(7)	—	7
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2225%)	SOFR	EUR 13,109	USD 14,272	3/27/26	Annually	(21)	—	21
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2475%)	SOFR	EUR 4,924	USD 5,333	3/31/26	Annually	(33)	—	33
JPMorgan Chase Bank, N.A.	SONIO plus a spread of (0.9%)	SOFR	GBP 5,395	USD 6,709	4/21/26	Annually	(186)	—	186
JPMorgan Chase Bank, N.A.	3 Month SONIO plus a spread of (0.925%)	SOFR	GBP 2,743	USD 3,278	3/6/26	Quarterly	(227)	—	227
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of (0.1830%)	SOFR	GBP 4,590	USD 5,614	12/6/25	Quarterly	(239)	—	239
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.185%)	SOFR	EUR 14,994	USD 16,014	3/8/26	Annually	(289)	—	289
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.2550%)	SOFR	EUR 11,312	USD 11,844	12/6/25	Quarterly	(477)	—	477
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.1975%)	SOFR	EUR 27,724	USD 29,191	1/9/26	Quarterly	(1,117)	—	1,117
Total Cross-Currency Swaps (Over-The-Counter)							$(2,530)	$66	$2,596

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

Total Return Debt Swaps (Over-The-Counter)(e)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 363	6/1/24	Monthly	$(15)	$—	$15
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048), Series 2006	USD 368	6/1/24	Monthly	(16)	—	16
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 689	6/1/24	Monthly	(19)	—	19
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 594	6/1/24	Monthly	$(92)	$—	$92
Total Total Return Debt Swaps (Over-The-Counter)						$(142)	$—	$142

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by FS Credit Income Fund’s (the “Fund”) investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), which has been designated by the Fund’s Board as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands, except share amounts)

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2023, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 5.43%, 5.63% and 5.86%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was 3.58%, 3.71% and 3.93%, respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR” or “L GBP”) was 5.52%, the Swiss Average Rate Overnight (“SARON”) was 1.70%, the SIFMA Municipal Swap Index was 3.98%, the Sterling Overnight Index Average (“SONIA”) was 4.93%, the U.S. Prime rate (“P”) was 8.50%, the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 5.32%, 5.36% and 5.43%, respectively, and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was 3.39%.

(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(f)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $296,396, which represents approximately 50.6% of net assets as of July 31, 2023.

(h)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.

(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2023, there were no securities rehypothecated by BNP.

(j)	Position or portion thereof unsettled as of July 31, 2023.

(k)	Security is in default.

(l)	Exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. Total market value of Regulation S securities amounts to $93,854, which represents approximately 16.0% of net assets as of July 31, 2023.

(m)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)	The security has a perpetual maturity; the date displayed is the next call date.

(o)	Issuer of the security is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor.

(p)	Security is reflected in shares.

(q)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(r)	Security is non-income producing.

(s)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.

(t)	Rate represents the seven-day yield as of July 31, 2023. Morgan Stanley Institutional Liquidity Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(u)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and reverse repurchase agreements payable.

CMO	- Collateralized Mortgage Obligation
COP	- Certificates of Participation
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
MBS	- Mortgage-Backed Security
PIK	- Payment In Kind
USD	- U.S. Dollar
£	- British Pound
€	- Euro
$	- U.S. Dollar

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2023

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2022.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2023, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2023, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands)

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$94,551	$32,549	$127,100
Senior Secured Loans—Second Lien	—	20,804	2,785	23,589
Senior Secured Bonds	—	89,498	—	89,498
Unsecured Bonds	—	246,914	810	247,724
Collateralized Loan Obligation (CLO) / Structured Credit	—	153,819	9,560	163,379
Convertible Bonds	—	14,541	—	14,541
Municipal Bonds	—	3,091	—	3,091
Emerging Markets Debt	—	4,952	—	4,952
Preferred Equity	—	—	1,779	1,779
Common Equity	1,054	1,908	94	3,056
Short-Term Investments	—	10,952	—	10,952
Total Investments	$1,054	$641,030	$47,577	$689,661
Forward Foreign Currency Exchange Contracts	—	85	—	85
Interest Rate Swaps (Centrally Cleared)	—	531	—	531
Cross-Currency Swaps (Over-The-Counter)	—	66	—	66
Total Assets	$1,054	$641,712	$47,577	$690,343

Liability Description
Reverse Repurchase Agreements	$—	$(38,746)	$—	$(38,746)
Government Bonds Sold Short	—	(9,565)	—	(9,565)
Forward Foreign Currency Exchange Contracts	—	(461)	—	(461)
Cross-Currency Swaps (Over-The-Counter)	—	(2,596)	—	(2,596)
Total Return Debt Swaps (Over-The-Counter)	—	—	(142)	(142)
Total Liabilities	$—	$(51,368)	$(142)	$(51,510)

The following is a reconciliation for the nine months ended July 31, 2023 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$26,990	$2,702	$815	$3,205	$1,896	$316	$35,924
Accretion of discount (amortization of premium)	77	7	—	3	—	—	87
Realized gain (loss)	132	—	—	(26)	—	—	106
Net change in unrealized appreciation (depreciation)	509	(59)	(5)	625	(36)	(222)	812
Purchases	9,623	135	—	6,026	—	—	15,784
Sales	(5,699)	—	—	(273)	(85)	—	(6,057)
Transfers into Level 3(1)	917	—	—	—	4	—	921
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$32,549	$2,785	$810	$9,560	$1,779	$94	$47,577
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$505	$(60)	$(6)	$625	$9	$(222)	$851

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2023

(in thousands)

(1)	Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period. For the nine months ended July 31, 2023, transfers into Level 3 were due to decreased price transparency.

The following is a reconciliation for the nine months ended July 31, 2023 of the interest rate swaps and total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

	Cross Currency Swaps	Total Return Debt Swaps
Fair value at beginning of period	$(33)	$(158)
Accretion of discount (amortization of premium)	—	—
Realized gain (loss)	(226)	(120)
Net change in unrealized appreciation (depreciation)	33	16
Sales and repayments	226	120
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Fair value at end of period	$—	$(142)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$16